Nuveen Municipal High Income Opportunity
Fund
Portfolio of Investments July 31, 2023
(Unaudited)
NMZ
v
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 163.0%   (100.0% of Total Investments)
X – MUNICIPAL BONDS - 158 .1% ( 97 .0 % of Total Investments)
X 1,919,668,157
Alabama - 2.3% (1.4% of Total Investments)
$ 183 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project,
Refunding Taxable Series 2017C, 1.000%, 9/01/37, 144A (4)
8/23 at 100.00 N/R   $ 2
1,000 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series
2017A, 6.750%, 9/01/37, 144A (4)
9/27 at 100.00 N/R   700,000
212 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable
Series 2017B, 6.750%, 9/01/37, 144A (4)
9/27 at 100.00 N/R   148,646
2,000 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45, 144A
9/25 at 100.00 N/R   2,014,220
2,500 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018A, 5.000%, 7/01/48
7/28 at 100.00 A-   2,563,575
785 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory
Put 11/01/30)
No Opt. Call B1   866,923
10,765 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B1   10,830,451
5,000 Jefferson County, Alabama, Sewer Revenue Warrants, Capital
Appreciation Subordinate Lien Series 2013F, 7.900%, 10/01/50
10/23 at 105.00 BB   5,218,150
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien
Series 2013C, 6.500%, 10/01/38 - AGM Insured
10/23 at 105.00 BB+   1,042,300
250 MidCity Improvement District, Alabama, Special Assessment Revenue
Bonds, Series 2022, 4.750%, 11/01/49
11/32 at 100.00 N/R   203,005
1,985 Mobile County, Alabama, Limited Obligation Warrants, Gomesa
Projects, Series 2020, 4.000%, 11/01/45, 144A
11/29 at 100.00 N/R   1,737,133
Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A:
241 4.500%, 5/01/32, 144A 5/29 at 100.00 N/R   225,098
2,950 5.250%, 5/01/44, 144A 5/29 at 100.00 N/R   2,672,877
Total Alabama 28,222,380
Arizona - 4.0% (2.5% of Total Investments)
460 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, KIPP Nashville Project, Series 2022A, 5.000%,
7/01/62
7/30 at 100.00 BBB   435,146
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Christian University Project, Series 2019A:
400 5.500%, 10/01/40, 144A 10/26 at 103.00 N/R   345,572
800 5.625%, 10/01/49, 144A 10/26 at 103.00 N/R   655,624
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Ball Charter Schools Project, Series 2022, 4.000%, 7/01/51
7/31 at 100.00 BBB-   836,910

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 10,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Series
2021B, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R   $ 7,279,100
10,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable
Series 2021A, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R   7,273,700
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable
Series 2021C, 6.000%, 7/01/29, 144A
No Opt. Call N/R   923,800
5,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project,
Series 2020A-2, 6.150%, 9/15/53, 144A
9/23 at 105.00 BB+   5,085,000
2,765 Arizona Industrial Development Authority, Arizona, Hotel Revenue
Bonds, Provident Group Falcon Properties LLC, Project, Senior Series
2022A-1, 4.150%, 12/01/57, 144A
12/31 at 100.00 BB   2,081,962
2,590 Arizona Industrial Development Authority, Arizona, Hotel Revenue
Bonds, Provident Group Falcon Properties LLC, Project, Subordinate
Series 2022B, 5.750%, 12/15/57, 144A
12/31 at 100.00 N/R   2,054,362
1,000 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50,
144A
6/28 at 100.00 N/R   1,030,290
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%,
1/01/50, 144A
1/30 at 100.00 N/R   864,280
1,000 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Desert Heights Charter School, Series 2014, 7.250%,
5/01/44
5/24 at 100.00 N/R   1,012,440
3,000 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Refunding
Series 2020, 5.000%, 7/01/49, 144A
7/26 at 103.00 N/R   2,638,290
Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
245 5.250%, 7/01/36 7/26 at 100.00 BB-   242,717
400 5.375%, 7/01/46 7/26 at 100.00 BB-   376,532
475 5.500%, 7/01/51 7/26 at 100.00 BB-   446,543
1,000 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019,
5.875%, 7/01/51, 144A
7/26 at 103.00 N/R   991,150
2,000 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2014A, 9.000%, 2/01/44
2/24 at 100.00 N/R   2,034,740
310 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Synergy Public Charter School Project, Series
2020, 5.000%, 6/15/35, 144A
6/28 at 100.00 N/R   298,952
100 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, The Paideia Academies Project, 2019,
5.125%, 7/01/39
7/25 at 100.00 N/R   93,140
7,500 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007,
5.500%, 12/01/37, 144A
No Opt. Call Ba3   8,155,950
2,000 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 5.375%, 10/01/56
10/29 at 103.00 N/R   1,437,940

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 1,980 Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, AmeriSchools Academy Project, Series 2022,
6.000%, 6/15/57, 144A
6/29 at 103.00 N/R   $ 1,889,098
Total Arizona 48,483,238
Arkansas - 0.6% (0.4% of Total Investments)
1,750 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB-   1,749,913
4,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 BB-   3,645,040
2,500 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%,
9/01/49, (AMT), 144A
9/27 at 103.00 BB-   2,367,550
Total Arkansas 7,762,503
California - 14.3% (8.8% of Total Investments)
16,390 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C, 5.450%, 10/01/52
- AGM Insured
10/37 at 100.00 BBB   8,388,894
Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Senior Lien Series 2022B:
4,000 5.300%, 10/01/47 10/37 at 100.00 A-   2,035,280
18,905 5.350%, 10/01/48 10/37 at 100.00 A-   9,590,507
4,585 5.375%, 10/01/49 10/37 at 100.00 A-   2,320,193
3,055 5.400%, 10/01/50 10/37 at 100.00 A-   1,549,221
3,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R   1,920,750
2,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Exchange at Bayfront Apartments, Junior Series
2021A-2, 4.000%, 8/01/51, 144A
8/32 at 100.00 N/R   1,288,780
1,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R   766,210
3,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R   2,100,810
1,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A,
5.000%, 2/01/50, 144A
2/30 at 100.00 N/R   818,080
5,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R   3,748,800
3,590 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R   2,697,131
500 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61, 144A
7/27 at 100.00 N/R   339,545
2,230 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58, 144A
7/27 at 102.00 N/R   2,245,142
10,450 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A, 4.000%, 8/15/48 (5)
8/31 at 100.00 AA-   10,323,137

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 7,500 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47, (UB)
(5)
8/27 at 100.00 Baa2   $ 7,523,025
5,000 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017A-2, 4.000%, 11/01/44, (UB)
11/27 at 100.00 AA-   4,936,400
1,020 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%,
8/15/49
8/24 at 100.00 N/R   1,023,570
500 California Municipal Finance Authority, Revenue Bonds, California
Baptist University, Series 2016A, 5.000%, 11/01/36, 144A
11/26 at 100.00 N/R   504,130
7,430 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017B, 4.000%, 7/01/42, (UB) (5)
7/27 at 100.00 BBB-   6,766,130
10,925 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 4.000%, 12/31/47, (AMT), (UB) (5)
6/28 at 100.00 BBB-   9,828,786
2,165 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-6, County of Placer-PV400, Series
2022, 5.250%, 9/01/52
9/29 at 103.00 N/R   2,194,942
1,130 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 BBB-   1,206,004
400 California Pollution Contol Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services Southern California, LLC
Project, Subordinate Series 2017, 8.000%, 12/01/27, (AMT), 144A (4)
No Opt. Call N/R   24,000
1,000 California Public Finance Authority, Charter School Lease Revenue
Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%,
7/01/55, 144A
7/28 at 100.00 N/R   799,040
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%,
6/01/59, 144A
6/28 at 102.00 N/R   956,070
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Girls Athletic Leadership School Los Angeles Project, Series
2021A, 4.000%, 6/01/61, 144A
6/31 at 100.00 N/R   672,910
1,000 California School Finance Authority, Charter School Revenue Bonds,
Arts in Action Charter Schools - Obligated Group, Series 2020A,
5.000%, 6/01/40, 144A
6/27 at 100.00 N/R   770,240
4,000 California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Why Not? Academy ? Obligated Group, Series
2021A, 4.000%, 6/01/61, 144A
6/27 at 100.00 N/R   2,708,520
1,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools ? Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R   737,870
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
800 5.250%, 12/01/44 12/24 at 100.00 BB   798,936
1,000 5.500%, 12/01/54 12/24 at 100.00 BB   1,010,380
6,940 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB   6,942,984
500 California Statewide Communities Development Authority, Revenue
Bonds, Lancer Educational Student Housing Project, Refunding Series
2016A, 5.000%, 6/01/46, 144A
6/26 at 100.00 N/R   469,530
765 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
8/23 at 100.00 N/R   737,253

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 995 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2021A,
4.000%, 9/02/51
9/31 at 100.00 N/R   $ 794,527
23 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005A, 5.500%,
7/01/39 (4),(6)
9/23 at 100.00 N/R   22,606
1,300 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Subordinate Series 2021B, 8.000%,
4/01/56, 144A
4/31 at 100.00 N/R   1,008,475
990 CMFA Special Finance Agency VII, California, Essential Housing
Revenue Bonds, Junior Lien Series 2021A-2, 4.000%, 8/01/47, 144A
8/31 at 100.00 N/R   823,432
1,750 CMFA Special Finance Agency VII, California, Essential Housing
Revenue Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R   1,159,970
2,000 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-2, 4.000%, 12/01/45, 144A
12/31 at 100.00 N/R   1,567,040
300 Corona, California, Special Tax Bonds, Community Facilities District
2018-2 Sierra Bella, Series 2022A, 5.000%, 9/01/42
9/29 at 103.00 N/R   304,161
1,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine
Lien Series 2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R   758,530
25,385 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%,
10/01/56, 144A
10/31 at 100.00 N/R   18,570,651
2,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Dublin Mezzanine Lien Series 2021B,
4.000%, 2/01/57, 144A
2/32 at 100.00 N/R   1,412,140
1,095 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-1, 3.400%, 10/01/46, 144A
10/31 at 100.00 N/R   842,373
1,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2, 4.000%, 10/01/56, 144A
10/31 at 100.00 N/R   726,990
2,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Series
2021B, 4.000%, 7/01/58, 144A
7/32 at 100.00 N/R   1,370,180
4,250 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine
Senior Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R   2,988,642
2,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments,
Mezzanine Lien Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 N/R   1,365,140
535 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments,
Senior Lien Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R   346,140
5,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien
Series 2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R   3,767,900
2,145 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien
Series 2021B, 4.000%, 12/01/59
6/32 at 100.00 N/R   1,377,626
3,430 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series
2021A-1, 3.000%, 12/01/49
6/32 at 100.00 N/R   2,298,409

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,720 Daly City Housing Development Finance Agency, California, Mobile
Home Park Revenue Bonds, Franciscan Mobile Home Park Project,
Refunding Third Tier Series 2007C, 6.500%, 12/15/47
8/23 at 100.00 N/R   $ 1,699,119
2,000 Daly City Housing Development Finance Agency, California, Mobile
Home Park Revenue Bonds, Franciscan Mobile Home Park, Refunding
Series 2007A, 5.000%, 12/15/37
8/23 at 100.00 A+   2,000,900
Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A:
895 5.000%, 6/01/40, (Pre-refunded 6/01/25), (UB) 6/25 at 100.00 A+  (7) 928,822
1,105 5.000%, 6/01/40, (Pre-refunded 6/01/25), (UB) 6/25 at 100.00 N/R  (7) 1,146,758
77,855 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-
2, 0.000%, 6/01/66
12/31 at 27.75 N/R   8,388,876
Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust
2015-XF1038:
860 17.578%, 6/01/45, 144A, (IF) (5) 6/25 at 100.00 A+   989,636
390 Lee Lake Public Financing Authority, California, Junior Lien Revenue
Bonds, Series 2013B, 5.250%, 9/01/32
9/23 at 100.00 N/R   390,456
1,000 Los Angeles County Community Facilities District 2021-01, California,
Special Tax Bond, Valencia-Facilities Improvement Area 1, Series
2022, 5.000%, 9/01/52
9/29 at 103.00 N/R   1,000,140
535 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2011-1, Improvement Area 6,
Series 2021, 4.000%, 9/01/50
9/28 at 103.00 N/R   465,798
Sacramento City Financing Authority California, Lease Revenue Bonds,
Master Lease Program Facilities Projects, Tender Option Bond Trust
2016-XG0100:
750 7.433%, 12/01/30 - AMBAC Insured, 144A, (IF) (5) No Opt. Call AA-   1,151,580
2,015 7.757%, 12/01/33 - AMBAC Insured, 144A, (IF) (5) No Opt. Call AA   3,565,583
4,095 San Francisco City and County Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Mission Bay South
Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/31,
144A
8/23 at 68.30 N/R   2,802,127
960 Santa Margarita Water District, California, Special Tax Bonds,
Community Facilities District 2013-1 Village of Sendero, Series 2013,
5.625%, 9/01/43
9/23 at 100.00 N/R   961,747
1,055 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47,
144A
9/27 at 100.00 N/R   1,108,446
5,000 University of California Regents, Medical Center Pooled Revenue
Bonds, Series 2022P, 4.000%, 5/15/53, (UB) (5)
5/32 at 100.00 AA-   4,724,700
Total California 173,572,820
Colorado - 14.2% (8.7% of Total Investments)
856 Antelope Heights Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Junior Lien Series Series 2021B, 5.500%, 12/15/37
9/26 at 103.00 N/R   768,174
1,089 Aspen Street Metropolitan District, Broomfield County and City,
Colorado, Limited Tax General Obligation Bonds, Series 2021A-3,
5.125%, 12/01/50
6/26 at 103.00 N/R   875,066
12,000 Aurora Highlands Community Authority Board, Adams County,
Colorado, Special Tax Revenue Bonds, Refunding & Improvement
Series 2021A, 5.750%, 12/01/51
12/28 at 103.00 N/R   10,900,080

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 500 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.750%, 12/15/48
9/24 at 103.00 N/R   $ 463,130
1,500 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 N/R   1,348,725
1,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2021A, 5.000%, 12/01/51
3/26 at 103.00 N/R   873,900
500 Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2022A, 4.750%,
12/01/52
12/26 at 103.00 N/R   404,245
2,000 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2021A-3, 4.750%, 12/01/51
9/26 at 103.00 N/R   1,515,720
1,000 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R   777,680
3,000 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
8/23 at 100.00 N/R   2,064,930
500 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Improvement Bonds, Series 2022, 6.500%, 12/01/53
12/27 at 103.00 N/R   505,155
460 Cherry Creek Corporate Center Metropolitan District, Arapahoe
County, Colorado, Revenue Bonds, Refunding Subordinate Lien
Series 2016B, 8.000%, 6/15/37
8/23 at 102.00 N/R   442,571
600 Clear Creek Transit Metropolitan District 2, Adams County, Colorado,
Revenue Supported Limited Tax General Obligation Bonds, Series
2021A, 5.000%, 12/01/41
12/26 at 103.00 N/R   551,178
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series
2008, 6.250%, 7/01/28
8/23 at 100.00 BB+   500,460
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, New Summit Charter Academy Project, Series 2021A:
100 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R   82,642
100 4.000%, 7/01/51, 144A 7/31 at 100.00 N/R   74,917
560 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.375%,
7/01/44, 144A
7/24 at 100.00 BB   556,836
720 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Global Village Academy - Northglenn Project, Series 2020, 5.000%,
12/01/55, 144A
12/30 at 100.00 N/R   604,296
2,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group, Series
2013, 8.000%, 8/01/43
2/24 at 100.00 N/R   2,501,525
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A
2/26 at 100.00 N/R   855,480
3,144 Colorado International Center Metropolitan District 8, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020,
6.500%, 12/01/50
9/25 at 103.00 N/R   2,892,166
500 Conestoga Metropolitan District 2, Ault, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2021A-3, 5.250%, 12/01/51
9/26 at 103.00 N/R   442,990

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 500 Copperleaf Metropolitan District 3, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2021B,
5.500%, 12/15/36
9/26 at 103.00 N/R   $ 448,675
750 Copperleaf Metropolitan District 4, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R   675,975
1,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A,
5.625%, 12/01/38
12/23 at 103.00 N/R   1,003,340
656 Dacono Urban Renewal Authority, Weld County, Colorado, Tax
Increment Revenue Bonds, Series 2020, 6.250%, 12/01/39
12/25 at 103.00 N/R   623,830
10,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 4.000%, 12/01/48, (AMT), (UB) (5)
12/28 at 100.00 A+   9,352,000
1,000 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 BB-   999,200
465 Dinosaur Ridge Metropolitan District, Golden, Jefferson County,
Colorado, Special Revenue Refunding and Improvement Bonds,
Series 2019A, 5.000%, 6/01/49
6/24 at 103.00 N/R   424,740
1,030 E-86 Metropolitan District, Elizabeth, Elbert County, Colorado, General
Obligation Limited Tax Cash Flow Bonds, Series 2021A-3, 5.125%,
12/01/51
6/26 at 103.00 N/R   851,068
2,000 Elbert and Highway 86 Commercial Metropolitan District, Elbert
County, Colorado, Special Revenue and Tax Supported Bonds,
Refunding & Improvement Senior Series 2021A, 5.000%, 12/01/51,
144A
6/26 at 103.00 N/R   1,681,480
1,000 Erie Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds,
Series 2021, 4.000%, 12/01/38
9/26 at 103.00 N/R   823,210
4,150 Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34,
144A
9/27 at 103.00 N/R   4,152,407
Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014:
1,000 5.750%, 12/01/30 12/24 at 100.00 N/R   984,670
2,080 6.000%, 12/01/38 12/24 at 100.00 N/R   1,960,546
1,000 Four Corners Business Improvement District, Erie, Boulder County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2022,
6.000%, 12/01/52
9/27 at 103.00 N/R   921,900
Fourth North Business Improvement District, Silverthorne, Summit
County, Colorado, Special Revenue and Tax Supported Bonds,
Refunding & Improvement Senior Series 2022A:
8,380 5.500%, 12/01/42 12/30 at 102.00 N/R   8,290,837
1,000 5.750%, 12/01/52 12/30 at 102.00 N/R   979,100
2,260 Fourth North Business Improvement District, Silverthorne, Summit
County, Colorado, Special Revenue and Tax Supported Bonds,
Subordinate Series 2022B, 8.125%, 12/15/52
12/30 at 102.00 N/R   2,263,141
Future Legends Sports Park Business Improvement District, Colorado,
Limited Tax General Obligation Bonds, Series 2022A and Subordinate
Limited Tax General Obligation Bonds, Series 2022B:
3,000 6.000%, 12/01/52 9/27 at 103.00 N/R   2,930,940
1,000 8.500%, 12/15/52 9/27 at 103.00 N/R   987,530
3,000 Future Legends Sports Park Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 N/R   2,589,660

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 500 Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51, 144A
12/26 at 103.00 N/R   $ 368,720
Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds, Series 2021:
500 4.500%, 12/01/41 12/26 at 103.00 N/R   408,105
500 4.750%, 12/01/51 12/26 at 103.00 N/R   386,410
Grandview Reserve Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Senior Bonds, Series 2022A and
Limited Tax General Obligation Subordinate Bonds, Series 2022B(3):
750 6.250%, 12/01/52 9/27 at 103.00 N/R   711,420
1,000 9.000%, 12/15/52 9/27 at 103.00 N/R   970,140
2,000 Heritage Todd Creek Metropolitan District, Colorado, General
Obligation Bonds Limited Tax, Refunding & Improvement Series
2015, 6.125%, 12/01/44
12/24 at 100.00 N/R   2,006,480
540 Highlands Metropolitan District 1, Broomfield City  and County,
colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2021, 5.000%, 12/01/41
3/26 at 103.00 N/R   470,578
810 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B,
5.750%, 12/15/50
12/23 at 103.00 N/R   786,567
1,000 Johnstown Village Metropolitan District 2, Weld County, own of
Johnstown, Colorado, General Obligation Limited Tax Bonds, Series
2020A, 5.000%, 12/01/50
9/25 at 103.00 N/R   880,960
1,700 Jones District Community Authority Board, Centennial, Colorado,
Special Revenue Convertible Capital Appreciaiton Bonds, Series
2020A, 5.750%, 12/01/50
12/25 at 103.00 N/R   1,459,705
1,000 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.125%,
12/01/50
12/25 at 103.00 N/R   804,700
500 Lanterns Metropolitan District 1, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A,
5.000%, 12/01/49
9/24 at 103.00 N/R   462,135
500 Lanterns Metropolitan District 2, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A-3,
4.500%, 12/01/50
9/26 at 103.00 N/R   364,485
5,000 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52, 144A
11/29 at 103.00 N/R   5,002,450
Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A:
500 5.000%, 12/01/41 6/26 at 103.00 N/R   459,015
500 5.000%, 4/15/51 6/26 at 103.00 N/R   430,420
1,000 Meadowbrook Heights Metropolitan District, Jefferson County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A(3),
4.875%, 12/01/51
9/26 at 103.00 N/R   787,180
2,000 Murphy Creek Metropolitan District 3, Aurora, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2006, 6.125%,
12/01/35 (4)
8/23 at 100.00 N/R   2,000,000
500 Murphy Creek Metropolitan District 5 (In the City of Aurora, Arapahoe
County, Colorado), General Obligation Limited Tax Bonds, Series
2022A and Subordinate General Obligation Limited Tax Bonds, Series
2022B(3), 6.000%, 12/01/52
9/27 at 103.00 N/R   488,490
500 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2021B, 4.625%, 12/15/51 - AGM Insured
12/26 at 103.00 N/R   423,775

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 N/R   $ 914,740
1,535 North Vista Highlands Metropolitan District 3, Pueblo County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 5.125%,
12/01/49
3/25 at 103.00 N/R   1,415,270
1,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A,
5.000%, 12/01/50
12/25 at 103.00 N/R   874,500
1,500 Overlook Park Metropolitan District, Routt County, Colorado, General
Obligation Bonds, Limited Tax Senior Series 2023A, 7.250%,
12/01/53
6/28 at 103.00 N/R   1,503,315
Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019:
1,500 5.000%, 12/01/39 12/24 at 103.00 N/R   1,430,610
5,000 5.000%, 12/01/49 12/24 at 103.00 N/R   4,512,750
500 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 N/R   464,210
500 Parkdale Community Authority, Erie, Colorado, Limited Tax Supported
Revenue Bonds, District 1, Series 2020A, 5.250%, 12/01/50
9/25 at 103.00 N/R   450,495
Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A:
500 5.000%, 12/01/41, 144A 3/26 at 103.00 N/R   461,930
1,000 5.000%, 12/01/51, 144A 3/26 at 103.00 N/R   873,080
9,300 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2, 8.000%, 12/01/52
12/27 at 81.40 N/R   5,168,010
4,690 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 N/R   4,430,408
500 Prairie Corner Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2021, 4.875%, 12/01/51, 144A
12/26 at 103.00 N/R   393,125
1,000 Prairie Song Metropolitan District 4, Windsor, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 6.000%, 12/01/51, 144A
12/28 at 103.00 N/R   885,910
1,000 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R   680,000
1,000 Raindance Metropolitan District 1, Acting by and through its Water
Activity Enterprise In the Town of Windsor, Weld County, Colorado,
Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.250%,
12/01/50
12/25 at 103.00 N/R   905,940
1,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/51
10/26 at 102.00 N/R   718,410
2,000 Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado,
General Obligation Bonds, Limited Tax Series 2021-3, 5.375%,
12/01/51
12/26 at 103.00 N/R   1,697,660
1,000 Remuda Ranch Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%,
12/01/50
12/25 at 103.00 N/R   892,150
736 Reunion Metropolitan District, Acting By and Through its Water Activity
Enterprise,  Adams County, Colorado, Special Revenue Bonds, Series
2021, 3.625%, 12/01/44
6/26 at 103.00 N/R   544,745

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 500 Ritoro Metropolitan District In the Town of Elizabeth, Elbert County,
Colorado, Limited Tax , Convertible to Unlimited Tax, General
Obligation Bonds, Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R   $ 464,090
500 Riverdale Ranch Metropolitan District, Thornton City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 N/R   455,820
570 Riverview Metropolitan District, Steamboat Springs, Routt County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Refunding Series 2021, 5.000%, 12/01/51
6/26 at 103.00 N/R   490,884
1,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A, 5.000%, 12/01/52
3/27 at 103.00 N/R   866,670
2,000 RRC Metropolitan District 2, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 5.250%, 12/01/51
12/26 at 103.00 N/R   1,690,500
2,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2022A,
6.750%, 12/01/52
12/29 at 103.00 N/R   1,983,840
Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021:
2,515 3.750%, 12/01/41 9/26 at 103.00 N/R   1,937,053
2,000 4.000%, 12/01/51 9/26 at 103.00 N/R   1,486,440
1,025 Silver Leaf Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
6/26 at 103.00 N/R   877,400
1,000 South Aurora Regional Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2018, 6.250%, 12/01/57
12/23 at 103.00 N/R   953,730
5,000 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported and Special Revenue Bonds, Special District 3,
Series 2022, 6.750%, 12/01/53
12/27 at 103.00 N/R   5,150,550
2,790 Sterling Ranch Metropolitan District 1, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2020, 5.125%,
12/01/50
12/25 at 103.00 N/R   2,505,029
3,000 Stone Ridge Metropolitan District 2, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited, Series 2007, 7.250%,
12/01/31 (4)
8/23 at 100.00 N/R   480,000
685 Three Springs Metropolitan District 1, Durango, La Plata County,
Colorado, Limited Tax General Obligation Bonds, Refunding
Subordinate Series 2020B, 7.125%, 12/15/50
12/25 at 103.00 N/R   618,987
Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1:
1,000 5.000%, 12/01/41 3/26 at 103.00 N/R   900,950
3,000 5.000%, 12/01/51 3/26 at 103.00 N/R   2,427,030
1,000 Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.750%, 12/01/50, 144A
12/26 at 103.00 N/R   859,270
1,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019, 5.375%, 12/01/39
12/23 at 103.00 N/R   998,580
1,500 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation
Series 2020A-2, 6.000%, 12/01/50
12/23 at 81.31 N/R   1,028,280
1,570 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
12/23 at 103.00 N/R   1,450,680
1,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R   874,270

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 500 Village East Community Metropolitan District, Frederick, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A,
5.250%, 12/01/50
9/25 at 103.00 N/R   $ 454,230
1,100 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Refunding & Improvement Series 2020, 5.000%, 12/01/40
12/25 at 103.00 N/R   1,063,524
3,000 Villages at Johnstown Metropolitan District 7, Johnstown, Colorado,
Limited Tax General Obligation Bonds, Series 2022A(3), 6.250%,
12/01/52
6/27 at 103.00 N/R   3,021,180
1,000 Waterfront at Foster Lake Metropolitan District 2, Weld County,
Colorado, Special Revenue Bonds, Series 2022, 4.625%, 12/01/28
No Opt. Call N/R   926,830
750 Waterview II Metropolitan District, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Series 2022A, 5.000%, 12/01/41
3/27 at 103.00 N/R   688,972
1,500 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 N/R   1,414,335
1,000 Westgate Metropolitan District, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022,
5.125%, 12/01/51
3/27 at 103.00 N/R   859,160
2,000 Westwood Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2021A, 4.000%,
12/01/51, 144A
9/26 at 103.00 N/R   1,474,340
2,390 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Convertible Capital Appreciation Series
2021A-2, 4.625%, 12/01/51, 144A
9/26 at 97.28 N/R   1,307,306
14,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 N/R   8,582,280
705 Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019,
5.000%, 12/01/49
9/24 at 103.00 N/R   639,823
1,000 Winsome Metropolitan District No. 3, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A, 5.125%,
12/01/50, 144A
9/26 at 103.00 N/R   831,160
816 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Taxable Converting to Tax-
Exempt Refunding Subordinate Series 2020B-1, 6.250%, 12/15/40
12/25 at 103.00 N/R   754,106
Total Colorado 172,352,407
Connecticut - 0.2% (0.1% of Total Investments)
2,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Forward Delivery Series 2022M, 4.000%,
7/01/41
7/32 at 100.00 BBB+   1,908,180
500 Great Pond Improvement District, Connecticut, Special Obligation
Revenue Bonds, Great Pond Phase 1 Project, Series 2019, 4.750%,
10/01/48, 144A
10/26 at 102.00 N/R   448,560
410 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/51
4/30 at 100.00 N/R   336,667
Total Connecticut 2,693,407
Delaware - 0.2% (0.1% of Total Investments)
2,500 Delaware Economic Development Authority, Revenue Bonds, Odyssey
Charter School Inc. Project, Series 2015A, 7.000%, 9/01/45, 144A
3/25 at 100.00 N/R   2,561,175
Total Delaware 2,561,175

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia - 3.4% (2.1% of Total Investments)
$ 1,998 District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Series 2019A, 5.250%, 5/15/55, 144A
5/30 at 100.00 N/R   $ 1,652,346
1,800 District of Columbia, Tax Increment Revenue Bonds, Union Market
Infrastructure Project, Series 2021A, 4.250%, 6/01/46, 144A
6/28 at 100.00 N/R   1,168,740
5,100 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series 2019B,
4.000%, 10/01/53 - AGM Insured, (UB) (5)
10/29 at 100.00 A1   4,801,089
4,750 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series 2022A,
4.000%, 10/01/52 - AGM Insured
10/31 at 100.00 A1   4,506,895
30,640 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series 2022A,
4.000%, 10/01/52 - AGM Insured, (UB) (5)
10/31 at 100.00 A1   29,071,845
Total District of Columbia 41,200,915
Florida - 19.8% (12.2% of Total Investments)
350 Abbott Square Community Development District, Zephyrhills, Florida,
Special Assessment Revenue Bonds, 2022 Project Series 2022,
5.500%, 6/15/52
6/32 at 100.00 N/R   350,941
500 Academical Village Community Development District, Davie, Florida,
Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51
5/30 at 100.00 N/R   391,250
1,645 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Refunding Series
2022A, 5.000%, 11/15/61, 144A
11/29 at 103.00 N/R   1,121,758
250 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Taxable Refunding
Series 2022B, 6.500%, 11/15/33, 144A
No Opt. Call N/R   218,467
17,970 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the
University of Florida Project, Series 2019A, 4.000%, 12/01/49, (UB) (5)
12/29 at 100.00 A3   16,625,305
1,680 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, 2015 Assessment Project, Series 2015,
5.375%, 5/01/45
5/25 at 100.00 N/R   1,683,478
2,245 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project, Series
2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   1,786,122
2,500 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements Project,
Series 2021, 4.000%, 5/01/52, 144A
5/32 at 100.00 N/R   1,961,300
1,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 4 Master Improvement Project,
Series 2023, 5.500%, 5/01/53, 144A , (WI/DD)
5/33 at 100.00 N/R   994,100
1,190 Avenir Community Development District, Palm Beach Gardens, Florida,
Special Assessment Bonds, Area 3 - Master Infrastructure Project,
Series 2023, 5.625%, 5/01/54
5/33 at 100.00 N/R   1,175,637
1,020 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2021 Project Series 2021,
4.000%, 5/01/52, 144A
5/31 at 100.00 N/R   801,842
1,100 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022,
5.000%, 5/01/53
5/32 at 100.00 N/R   1,030,491

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 995 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Series 2015, 5.250%,
11/01/46
11/25 at 100.00 N/R   $ 996,025
1,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022, 4.125%, 11/01/51
11/32 at 100.00 N/R   806,290
905 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.125%,
11/01/33
No Opt. Call N/R   967,327
1,575 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43
8/23 at 100.00 N/R   1,575,063
500 Buckhead Trails Community Development District, Manatee County
Florida, Special Assessment Bonds, 2022 Project Series 2022, 5.750%,
5/01/52, 144A
5/37 at 100.00 N/R   499,250
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
AcadeMir Charter Schools, Series 2021A:
285 4.000%, 7/01/41, 144A 7/31 at 100.00 Ba2   230,217
1,070 4.000%, 7/01/51, 144A 7/31 at 100.00 Ba2   782,919
1,000 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Legends Academy, Series 2021A, 5.000%, 12/01/56, 144A
12/28 at 100.00 N/R   755,310
2,500 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
LLT  Academy South Bay Project, Series 2020A, 6.000%, 6/15/55,
144A
6/25 at 105.00 N/R   2,410,500
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2021:
500 4.000%, 8/15/51, 144A 8/28 at 100.00 N/R   359,790
1,000 4.200%, 8/15/56, 144A 8/28 at 100.00 N/R   725,760
1,000 4.250%, 8/15/61, 144A 8/28 at 100.00 N/R   716,290
4,000 Capital Trust Agency, Florida, Revenue Bonds, Educational Growth
Fund, LLC, Charter School Portfolio Projects, Series 2021A-1, 5.000%,
7/01/56, 144A
7/31 at 100.00 N/R   3,605,440
2,273 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(4)
6/28 at 100.00 N/R   295,466
830 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 N/R   776,374
1,000 Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm
Coast Project, Series 2017A, 7.000%, 10/01/49, 144A (4)
4/24 at 103.00 N/R   530,000
1,000 Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds,
Elim Senior Housing, Inc. Project, Series 2017, 5.875%, 8/01/52, 144A
8/24 at 103.00 N/R   723,730
955 Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2014,
5.125%, 5/01/45
5/24 at 100.00 N/R   946,882
1,000 Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series 2019,
5.000%, 10/01/49, (AMT), 144A
10/27 at 100.00 N/R   993,160
215 Coddington Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Series 2022, 5.750%,
5/01/42, 144A
5/32 at 100.00 N/R   221,803
1,491 Collier County Industrial Development Authority, Florida, Continuing
Care Community Revenue Bonds, Arlington of Naples Project, Series
2014A, 7.750%, 5/15/35, 144A (4)
5/24 at 100.00 N/R   82,026

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 995 Cross Creek North Community Development District, Clay County,
Florida, Special Assessment Bonds, Series 2018, 5.375%, 11/01/50,
144A
11/29 at 100.00 N/R   $ 1,001,617
1,605 Cypress Mill Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Assessment Area 2, Series 2020,
4.000%, 6/15/40
6/30 at 100.00 N/R   1,405,097
1,515 East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   1,196,911
750 Eden Hills Community Development District, Lake Alfred, Florida,
Special Assessment Revenue Bonds, Series 2022, 4.125%, 5/01/52
5/32 at 100.00 N/R   610,223
1,245 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Creative Inspiration Journey School of St. Cloud,
Series 2021A, 5.000%, 6/15/41, 144A
6/29 at 102.00 N/R   1,076,402
1,850 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School Project,
Series 2014A, 6.500%, 7/01/44
7/24 at 100.00 N/R   1,858,954
1,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School Project,
Series 2017A, 5.750%, 7/01/44, 144A
7/27 at 100.00 N/R   935,390
2,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Dreamers Academy Project, Series 2022A, 6.000%,
1/15/57, 144A
1/28 at 101.00 N/R   1,496,240
565 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Florida Charter Foundation Inc. Projects, Series
2016A, 5.000%, 7/15/46, 144A
7/26 at 100.00 N/R   512,014
5,855 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Imagine School at Broward Project, Series 2021A,
4.000%, 12/15/56, 144A
12/29 at 100.00 Baa3   4,645,884
1,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Miami Arts Charter School Projects, Series 2014,
6.000%, 6/15/44, 144A
6/24 at 100.00 N/R   818,500
655 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Pepin Academies of Pasco County Inc., Series 2020A,
5.000%, 1/01/50, 144A
1/27 at 100.00 N/R   549,001
120 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C, 5.000%, 9/15/50, 144A
9/27 at 100.00 N/R   98,894
20,860 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   20,745,270
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail
Project, Series 2019A:
5,590 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 8/23 at 101.00 N/R   5,575,410
31,170 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 8/23 at 102.00 N/R   30,180,976
6,485 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 8/23 at 102.00 N/R   6,258,090
5,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%,
7/01/57, (AMT), (Mandatory Put 8/15/24)
8/23 at 101.00 N/R   4,921,000
25,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
8/23 at 104.00 N/R   25,513,000

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
FRERC Community Development District, Ocoee, Florida, Special
Assessment Bonds, Series 2020:
$ 2,750 5.375%, 11/01/40 11/29 at 100.00 N/R   $ 2,699,757
2,000 5.500%, 11/01/50 11/29 at 100.00 N/R   1,928,740
2,900 Gracewater Sarasota Community Development District, Sarasota
County, Florida, Capital Improvement Revenue Bonds, Series 2021,
4.000%, 5/01/52, 144A
5/31 at 100.00 N/R   2,276,703
1,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement Bonds,
Assessment Area Two Project, Refunding Series 2014A-2, 6.500%,
5/01/39
5/24 at 100.00 N/R   1,010,980
200 Gulfstream Polo Community Development District, Palm Beach County,
Florida, Special Assessment Bonds, Phase 2 Project, Series 2019,
4.375%, 11/01/49
11/29 at 100.00 N/R   175,464
970 Hammock Reserve Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, Area 3 Project, Series
2022, 5.000%, 5/01/52, 144A
5/32 at 100.00 N/R   925,632
1,865 Harmony Community Development District, Florida, Capital
Improvement Revenue Bonds, Special Assessment, Refunding Series
2014, 5.250%, 5/01/32
5/24 at 100.00 N/R   1,872,423
200 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2, Series 2019,
4.000%, 11/01/39
11/29 at 100.00 N/R   177,694
1,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 4, Series 2023,
5.500%, 5/01/53
5/33 at 100.00 N/R   1,003,650
265 Lakes of Sarasota Community Development District, Florida,
Improvement Revenue Bonds, Capital Phase 1 Project 2021A-1,
4.100%, 5/01/51
5/31 at 100.00 N/R   217,080
500 Lakes of Sarasota Community Development District, Florida,
Improvement Revenue Bonds, Capital Phase 1 Project 2021B-1,
4.300%, 5/01/51
5/31 at 100.00 N/R   423,560
610 Lakewood Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2021,
4.000%, 5/01/52
5/31 at 100.00 N/R   478,893
610 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Lakewood Centre North Project, Series 2015,
4.875%, 5/01/45
5/25 at 100.00 N/R   576,535
2,000 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series
2007A, 5.375%, 6/15/37
8/23 at 100.00 BB   1,924,740
1,630 Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Preserve Project, Series 2017A, 5.750%,
12/01/52, 144A
8/23 at 105.00 N/R   1,208,890
750 Leomas Landing Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021,
4.000%, 5/01/52
5/31 at 100.00 N/R   588,803
2,500 LTC Rance Residential Community Development District, Port Saint
Lucie, Florida, Special Assessment Bonds, Assessment Area 1 Project,
Series 2021A, 4.000%, 5/01/52
5/31 at 100.00 N/R   1,962,675
Magic Place Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2019:
2,000 4.375%, 5/01/40 5/30 at 100.00 N/R   1,822,360
3,000 4.500%, 5/01/51 5/30 at 100.00 N/R   2,582,730

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 3,000 Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015, 5.000%,
9/01/45
9/25 at 100.00 AA-   $ 3,073,170
750 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017, 6.000%, 7/01/47, 144A
7/27 at 100.00 N/R   743,370
2,085 Miami World Center Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2017, 5.250%,
11/01/49
11/27 at 100.00 N/R   2,081,101
1,750 Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A,
6.000%, 9/15/45, 144A
9/25 at 100.00 N/R   1,751,225
1,000 Miami-Dade County Industrual Development Authority, Florida,
Revenue Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/48
1/28 at 100.00 BBB-   951,530
11,250 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB) (5)
10/32 at 100.00 A3   11,810,363
505 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
8/23 at 100.00 N/R   505,071
500 Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022, 5.750%, 5/01/53, 144A
5/32 at 100.00 N/R   505,830
400 North Park Isle Community Development District, Plant City, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2019,
4.750%, 5/01/50
5/29 at 100.00 N/R   362,344
930 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 53, Series 2015,
5.500%, 8/01/46
8/26 at 100.00 N/R   936,650
1,000 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 53, Series 2021,
4.000%, 8/01/51
8/31 at 100.00 N/R   796,620
9,305 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida Obligated
Group, Series 2019, 4.000%, 8/15/49, (UB) (5)
8/29 at 100.00 A1   8,818,535
250 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022, 5.000%,
11/01/52
11/32 at 100.00 BBB-   247,045
1,355 Palm Beach County, Florida, Revenue Bonds, Provident Group - LU
Properties LLC Lynn University Housing Project, Series 2021A,
5.000%, 6/01/57, 144A
6/31 at 100.00 N/R   1,164,812
500 Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project,
Series 2019A, 5.000%, 4/01/51, 144A
4/29 at 100.00 Ba1   479,155
250 Palm Coast Park Community Development District, Florida, Special
Assessment Revenue Bonds, Sawmill Branch Phase 2 Flager, Series
2022, 5.125%, 5/01/51
5/32 at 100.00 N/R   238,765
500 Portico Community Development District, Lee County, Florida,
Special  Assessment, Improvement Series 2020-2, 4.000%, 5/01/50
5/30 at 100.00 N/R   397,430
910 Rivers Edge II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   718,936
905 Rivers Edge III Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51, 144A
5/31 at 100.00 N/R   714,986
2,500 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016, 6.000%, 11/01/47
11/27 at 100.00 N/R   2,569,350

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,000 Saint Johns County Housing Authority, Florida, Multifamily Mortgage
Revenue Bonds, Victoria Crossing, Series 2021A, 3.920%, 4/01/59,
(Mandatory Put 4/01/39), 144A
11/31 at 100.00 N/R   $ 705,540
1,110 Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.125%, 5/01/41, 144A
5/31 at 100.00 N/R   951,048
610 Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for Gifted
Learning, Series 2021A, 4.000%, 6/15/51, 144A
6/31 at 100.00 Ba1   452,376
500 Shingle Creek at Branson Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series 2021,
4.000%, 6/15/51
6/31 at 100.00 N/R   394,830
990 Shingle Creek Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2015, 5.400%,
11/01/45
11/25 at 100.00 N/R   993,495
725 Southern Grove Community Develoment District 5, Port Saint Lucie,
Florida, Special Assessment Bonds, Community Infrastructure Series
2021, 4.000%, 5/01/48
5/31 at 100.00 N/R   584,234
615 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41
No Opt. Call N/R   559,595
615 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
9/23 at 100.00 N/R   580,646
2,300 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (8)
8/23 at 100.00 N/R   2,117,541
2,505 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)
8/23 at 100.00 N/R   25
1,230 Touchstone Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, 2019 Project, Series 2019,
4.000%, 12/15/40
12/29 at 100.00 N/R   1,069,547
400 Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021, 4.000%, 5/01/52
5/31 at 100.00 N/R   314,028
Turtle Run Community Development District, Florida, Special
Assessment Benefit Tax Bonds, Series 2017-2:
1,000 5.000%, 5/01/37 5/28 at 100.00 A2   1,007,100
2,020 5.000%, 5/01/47 5/28 at 100.00 A2   1,953,481
1,625 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series
2016A-1, 6.375%, 11/01/47
11/31 at 100.00 N/R   1,685,369
3,230 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series
2016A-2, 6.375%, 11/01/47
11/31 at 100.00 N/R   3,349,994
500 Two Lakes Community Development District, Hialeah, Florida, Special
Assessment Bonds, Expansion Area Project, Series 2019, 4.000%,
12/15/49
12/29 at 100.00 N/R   399,050
505 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3 Series 2021,
4.000%, 5/01/51, 144A
5/31 at 100.00 N/R   398,970
1,000 V-Dana Community Development District, Lee County, Florida,Special
Assessment Bonds, Area 1 - 2021 Project, Series 2021, 4.000%,
5/01/52
5/31 at 100.00 N/R   792,520
1,000 Venetian Parc Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Area One Project, Series 2013,
6.500%, 11/01/43
11/28 at 100.00 N/R   1,081,160

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 500 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022, 6.625%,
11/01/52
11/32 at 100.00 N/R   $ 525,310
975 Waterset North Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2014, 5.500%,
11/01/45
11/24 at 100.00 N/R   977,028
500 Westside Haines City Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2021, 4.000%, 5/01/52
5/31 at 100.00 N/R   392,865
Total Florida 240,548,535
Georgia - 0.5% (0.3% of Total Investments)
1,000 Atlanta Urban Residential Finance Authority, Georgia, Multifamily
Housing Revenue Bonds, Testletree Village Apartments, Series 2013A,
5.000%, 11/01/48
11/23 at 100.00 B   753,980
1,880 Douglas County Development Authority, Georgia, Charter School
Revenue Bonds, Brighten Academy Project, Series 2013A, 7.125%,
10/01/43
10/23 at 100.00 N/R   1,882,764
1,610 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2015A, 5.000%, 7/01/60
7/25 at 100.00 BBB+   1,611,368
2,215 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2023A, 5.000%, 7/01/64 - AGM Insured
1/33 at 100.00 BBB+   2,325,086
Total Georgia 6,573,198
Guam - 0.0% (0.0% of Total Investments)
Guam A.B. Won Pat  International Airport Authority, Revenue Bonds,
Series 2013C:
170 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2  (7) 170,709
160 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2   160,667
Total Guam 331,376
Hawaii - 0.2% (0.1% of Total Investments)
2,000 Hawaii County, Hawaii, Special Tax Revenue Bonds, Community
Facilities District 1-2021, Kaloko Heights Project, Series 2023, 7.250%,
5/15/52, 144A
5/33 at 100.00 N/R   1,987,720
Total Hawaii 1,987,720
Idaho - 0.2% (0.1% of Total Investments)
1,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Series 2021A, 5.000%, 7/15/56,
144A
7/26 at 103.00 N/R   790,500
565 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian North LLC, Series 2020A, 5.250%,
7/01/55, 144A
7/25 at 100.00 N/R   447,768
1,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021,
4.000%, 5/01/56, 144A
11/25 at 100.00 N/R   672,570
Total Idaho 1,910,838
Illinois - 18.5% (11.4% of Total Investments)
254 Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%,
1/01/24 (4)
8/23 at 100.00 N/R   250,047
10,670 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46, (UB) (5)
4/27 at 100.00 A   11,251,302
1,500 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39
12/24 at 100.00 BB+   1,502,925

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 4,575 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/23 at 100.00 BB+   $ 4,451,612
15,385 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB+   16,127,788
2,025 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 BB+   2,118,575
9,910 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB+   10,686,548
10,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2022A, 5.000%, 12/01/46 - BAM Insured, (UB) (5)
12/31 at 100.00 AA   10,857,200
2,129 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th
and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29
8/23 at 100.00 N/R   2,129,011
1,754 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%,
2/15/26 (4)
8/23 at 100.00 N/R   1,280,285
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2018A:
5,000 4.000%, 1/01/43, (UB) (5) 1/29 at 100.00 A+   4,821,200
5,000 5.000%, 1/01/48, (UB) (5) 1/29 at 100.00 A+   5,126,500
4,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016D, 5.000%, 1/01/52, (UB) (5)
1/27 at 100.00 A+   4,086,920
4,000 Chicago, Illinois, General Obligation Bonds, Chicago Works Series
2023A, 5.500%, 1/01/43, (UB) (5)
1/30 at 100.00 Baa3   4,258,160
2,000 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2014A, 5.250%, 1/01/30
1/24 at 100.00 Baa3   2,015,540
9,400 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38, (UB) (5)
1/27 at 100.00 BBB   9,984,680
1,000 Chicago, Illinois, General Obligation Bonds, Project and Refunding
Series 2005D, 0.000%, 1/01/37, (UB) (5)
1/25 at 100.00 Baa3   1,016,110
130 Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/38
1/26 at 100.00 BBB   131,265
Chicago, Illinois, General Obligation Bonds, Series 2019A:
11,000 5.000%, 1/01/44, (UB) (5) 1/29 at 100.00 BBB   11,233,200
8,000 5.500%, 1/01/49, (UB) (5) 1/29 at 100.00 BBB   8,365,520
1,500 Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand
Series 2007F, 0.000%, 1/01/42, (UB) (5)
1/25 at 100.00 Baa3   1,519,965
5,000 Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series
2016A, 6.375%, 11/01/46, 144A (4)
11/26 at 100.00 N/R   3,163,200
Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion
AIM Project, Series 2021A:
1,000 5.000%, 7/01/51, 144A 7/31 at 100.00 N/R   715,560
1,000 5.000%, 7/01/56, 144A 7/31 at 100.00 N/R   697,950
Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C:
10,655 4.000%, 2/15/41, (UB) 2/27 at 100.00 Aa2   10,363,799
495 4.000%, 2/15/41, (Pre-refunded 2/15/27), (UB) 2/27 at 100.00 N/R  (7) 510,419
25 4.000%, 2/15/41, (Pre-refunded 2/15/27), (UB) 2/27 at 100.00 N/R  (7) 25,779
1,000 Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A, 5.625%, 8/01/53, 144A
8/33 at 100.00 BB+   1,013,330
Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022:
550 5.000%, 3/01/36 9/32 at 100.00 BBB-   556,748

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 600 5.000%, 3/01/38 9/32 at 100.00 BBB-   $ 592,320
700 5.000%, 3/01/40 9/32 at 100.00 BBB-   682,703
2,000 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2018B, 6.125%, 4/01/58, 144A
10/28 at 100.50 N/R   1,843,100
7,955 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/47, (UB) (5)
3/32 at 100.00 BBB+   8,668,484
1,715 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 BBB+   1,875,318
Illinois State, General Obligation Bonds, November Series 2016:
1,000 5.000%, 11/01/35 11/26 at 100.00 Baa1   1,024,780
1,000 5.000%, 11/01/37 11/26 at 100.00 BBB+   1,018,050
5,000 Illinois State, General Obligation Bonds, October Series 2020C,
4.250%, 10/01/45
10/30 at 100.00 Baa1   4,908,000
10,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2021A, 4.000%, 1/01/46, (UB) (5)
1/32 at 100.00 AA-   9,663,700
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A:
1,000 4.000%, 6/15/50 12/29 at 100.00 BBB   920,380
7,075 4.000%, 6/15/50 - BAM Insured 12/29 at 100.00 AA   6,648,024
12,215 5.000%, 6/15/50 12/29 at 100.00 BBB   12,397,736
4,695 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2012B, 0.000%, 12/15/50
No Opt. Call BBB   1,270,138
5,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 BBB   5,048,400
35,635 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B, 0.000%, 12/15/54
No Opt. Call BBB   7,851,816
750 Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds,
Evans Road Series 2013B, 7.000%, 12/01/33
12/23 at 100.00 N/R   750,383
17,750 Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation
Bonds, Series 2018C, 5.250%, 1/01/48, (UB) (5)
1/29 at 100.00 AA   18,742,225
Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation
Bonds, Tender Option Bond Trust Series 2022-XL0294:
9,875 5.000%, 1/01/36, (UB) (5) 1/29 at 100.00 AA   10,631,030
895 Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26
(4)
8/23 at 100.00 N/R   384,850
Total Illinois 225,182,575
Indiana - 1.2% (0.7% of Total Investments)
440 Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds,
Series 2004A, 6.650%, 7/15/24
8/23 at 100.00 N/R   444,690
1,000 Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health
Project, Tender Option Bond Trust 2016-XL0019, 7.044%, 4/01/30 -
AMBAC Insured, 144A, (IF) (5)
No Opt. Call AA   1,453,160
1,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45
12/25 at 100.00 BB-   1,026,910
850 Indiana Finance Authority, Educational Facilities Revenue Bonds, Seven
Oaks Classical School Project, Series 2021A, 5.000%, 6/01/41
6/31 at 100.00 N/R   750,830
7,725 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Evansville Project, Series 2022A, 5.250%, 9/01/57, (UB)
(5)
9/32 at 100.00 BBB-   7,204,103

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 2,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Series 2012, 5.750%,
8/01/42, (AMT)
8/23 at 100.00 B1   $ 2,009,440
790 Saint Joseph County, Indiana, Economic Development Revenue Bonds,
Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35
8/23 at 100.00 N/R   794,693
1,000 Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum
Company Project,  Series 2013, 7.250%, 11/01/43, (AMT)
11/23 at 100.00 N/R   1,004,940
966 Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A,
7.250%, 12/01/28, (AMT) (4)
No Opt. Call N/R   10
Total Indiana 14,688,776
Iowa - 1.9% (1.1% of Total Investments)
1,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/23 at 100.00 BB+   969,940
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022:
3,500 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 BBB-   3,573,045
17,940 5.000%, 12/01/50, (UB) (5) 12/29 at 103.00 BBB-   18,152,230
Total Iowa 22,695,215
Kansas - 0.1% (0.0% of Total Investments)
1,000 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A,
Series 2015, 5.750%, 9/01/32
9/25 at 100.00 N/R   834,160
Total Kansas 834,160
Kentucky - 3.5% (2.2% of Total Investments)
1,385 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 N/R   1,231,778
Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A:
5,450 5.000%, 6/01/41 6/27 at 100.00 BBB-   5,416,537
3,300 5.000%, 6/01/45 6/27 at 100.00 BBB-   3,242,943
12,665 5.000%, 6/01/45, (UB) (5) 6/27 at 100.00 BBB-   12,446,022
1,000 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Christian Care Communities,
Inc. Obligated Group, Series 2021, 5.125%, 7/01/55
7/29 at 102.00 N/R   769,090
16,800 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 Baa2   16,887,696
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport
Clifton Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 N/R   816,490
1,000 Union Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022B, 5.500%, 12/01/52, 144A
12/32 at 100.00 N/R   923,540
1,000 Union, Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022D, 5.750%, 12/01/52, 144A
12/32 at 100.00 N/R   925,500
Total Kentucky 42,659,596
Louisiana - 1.1% (0.7% of Total Investments)
1,810 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
8/23 at 100.00 N/R   1,810,996
500 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/58, 144A
6/27 at 100.00 N/R   414,720

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 1,405 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Mentorship STEAM Academy, Series 2021A, 5.000%, 6/01/51, 144A
6/31 at 100.00 N/R   $ 1,109,739
500 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A
4/27 at 100.00 N/R   399,100
1,710 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
8/23 at 100.00 N/R   1,711,744
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore
Academy Project, Series 2021A:
250 5.000%, 6/01/41, 144A (4) 6/31 at 100.00 N/R   175,000
250 5.000%, 6/01/51, 144A (4) 6/31 at 100.00 N/R   175,000
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A:
500 6.250%, 6/01/52, 144A 6/31 at 100.00 N/R   473,815
1,000 6.375%, 6/01/62, 144A 6/31 at 100.00 N/R   938,170
200 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2022A, 6.500%, 6/01/62, 144A
6/31 at 100.00 N/R   195,820
1,355 Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles
Charter Academy Foundation Project, Series 2011A, 7.750%,
12/15/31
8/23 at 100.00 N/R   1,357,710
2,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola University
Project, Refunding Series 2017, 5.250%, 10/01/33
No Opt. Call BBB   2,129,160
2,110 Louisiana Public Facilities Authority, Revenue Bonds, Southwest
Louisiana Charter Academy Foundation Project, Series 2013A,
8.125%, 12/15/33
12/23 at 100.00 N/R   2,119,052
2,000 Louisiana Public Facilities Authority, Solid Waste Disposal Facility
Revenue Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%,
7/01/24, (AMT), 144A (4)
No Opt. Call N/R   20
540 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB-   582,989
Total Louisiana 13,593,035
Maryland - 0.8% (0.5% of Total Investments)
1,595 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/42
9/27 at 100.00 B   1,496,206
4,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31 (4)
8/23 at 100.00 N/R   2,400,000
2,500 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%,
12/01/31 (4)
8/23 at 100.00 N/R   1,500,000
1,000 Maryland Economic Development Corporation, Special Obligation
Bonds, Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 N/R   842,010
5,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn,
Series 2021, 2.750%, 6/01/51
6/31 at 100.00 A1   3,489,950
Total Maryland 9,728,166
Massachusetts - 1.1% (0.7% of Total Investments)
7,080 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2, 5.000%, 7/01/53, (UB) (5)
7/28 at 100.00 A3   7,249,778
5,735 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue K, Series 2017B, 4.250%, 7/01/46, (AMT), (UB)
(5)
7/26 at 100.00 A   5,347,888

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 1,200 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue M, Subordinate Series 2021C, 3.000%, 7/01/51,
(AMT)
7/31 at 100.00 BBB   $ 825,360
Total Massachusetts 13,423,026
Michigan - 3.4% (2.1% of Total Investments)
1,740 Detroit, Wayne County, Michigan, General Obligation Bonds, Social
Series 2021A, 5.000%, 4/01/46
4/31 at 100.00 BB+   1,752,041
1,945 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021,
5.000%, 5/01/36
5/31 at 100.00 N/R   1,749,139
6,480 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford
Health System, Series 2019A, 5.000%, 11/15/48, (UB) (5)
11/29 at 100.00 A   6,705,115
5,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2017A-MI, 4.000%, 12/01/40, (UB) (5)
12/27 at 100.00 AA-   4,972,450
830 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series
2019, 5.000%, 2/01/33
2/27 at 102.00 BB+   820,737
1,000 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Hanley International Academy, Inc. Project,
Refunding Series 2021, 5.000%, 9/01/40
8/31 at 100.00 BB   907,910
Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Holly Academy Project, Refunding Series 2021:
905 4.000%, 12/01/41 12/31 at 100.00 BB+   718,199
1,000 4.000%, 12/01/51 12/31 at 100.00 BB+   725,830
Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Hope Academy Project, Refunding Series 2021:
170 4.400%, 4/01/31, 144A 4/28 at 100.00 N/R   144,833
315 4.900%, 4/01/41, 144A 4/28 at 100.00 N/R   237,019
1,210 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 N/R   942,699
28,335 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts, Taxable Series 2020B, 0.000%, 6/01/45
No Opt. Call BBB-   6,563,236
Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2015A:
2,225 4.350%, 10/01/45, (UB) (5) 10/24 at 100.00 AA   2,156,492
4,500 4.600%, 4/01/52, (UB) (5) 10/24 at 100.00 AA   4,424,085
1,410 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2007,
6.500%, 12/01/37
8/23 at 100.00 N/R   1,410,085
1,000 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds,  Chandler Park Academy Project, Series 2008,
6.500%, 11/01/35
8/23 at 100.00 BBB-   1,000,740
100,000 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term
Series 2008C, 0.000%, 6/01/58
6/33 at 11.41 N/R   4,187,000
1,650 Summit Academy North, Michigan, Revenue Bonds, Public School
Academy, Refunding Series 2021, 4.000%, 11/01/41
11/28 at 103.00 BB   1,355,458
500 Summit Academy, Michigan, Revenue Bonds, Public School Academy
Series 2005, 6.375%, 11/01/35 (4)
8/23 at 100.00 D   200,000
535 Universal Academy, Michigan, Public School Academy Bonds,
Refunding Series 2021, 4.000%, 12/01/31
12/28 at 103.00 BBB-   507,276
Total Michigan 41,480,344

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota - 0.9% (0.5% of Total Investments)
$ 2,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Series 2021A, 5.000%, 6/15/56
6/29 at 102.00 N/R   $ 1,435,060
665 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A, 5.500%, 7/01/35
7/25 at 100.00 N/R   608,847
1,000 Columbus, Minnesota, Charter School Lease Revenue Bonds, New
Millennium Academy Project, Series 2015A, 6.000%, 7/01/45
7/25 at 100.00 B   917,950
505 Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main
Street School of Performing Arts Project, Series 2016A, 5.000%,
7/01/47
7/26 at 100.00 N/R   416,317
1,190 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.500%, 6/01/57
6/32 at 100.00 N/R   1,130,488
100 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A, 5.000%, 7/01/55
7/30 at 100.00 N/R   80,705
2,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence,
Series 2023, 5.500%, 3/01/58, 144A
3/33 at 100.00 Ba1   1,835,820
3,000 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue
Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%,
10/01/37, (AMT), 144A
8/23 at 100.00 BBB-   2,926,140
Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Woodbury Leadership Academy, Series 2021A:
850 4.000%, 7/01/41 7/28 at 103.00 BB-   676,838
575 4.000%, 7/01/56 7/28 at 103.00 BB-   401,948
Total Minnesota 10,430,113
Mississippi - 0.1% (0.0% of Total Investments)
500 Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series
2019A, 4.250%, 10/15/49, (Mandatory Put 10/15/39), 144A (4)
10/26 at 100.00 N/R   360,765
515 Mississippi Home Corporation, Multifamily Housing Revenue Bonds,
Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34,
(AMT)
9/23 at 100.00 N/R   443,549
Total Mississippi 804,314
Missouri - 4.9% (3.0% of Total Investments)
7,090 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/54, (AMT), (UB)
(5)
3/29 at 100.00 A-   7,227,759
5,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2020A, 5.000%, 3/01/57 - AGM Insured,
(AMT), (UB) (5)
3/30 at 100.00 A   5,140,700
655 Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016, 5.000%,
4/01/46, 144A
4/26 at 100.00 N/R   575,096
9,740 Kansas City, Missouri, Special Obligation Bonds, Main Streetcar
Expansion Project, Refunding & Improvement Series 2022C, 4.000%,
9/01/46, (UB) (5)
9/32 at 100.00 A2   9,745,747
2,000 Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Subordinate Lien Series 2015B,
8.500%, 6/15/46, 144A
6/25 at 100.00 N/R   1,847,860

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 15,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53, (UB) (5)
6/30 at 100.00 A+   $ 13,889,550
Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2021:
1,000 4.000%, 10/01/34 10/31 at 100.00 N/R   936,360
1,000 4.000%, 10/01/44 10/31 at 100.00 N/R   822,420
483 North Outer Forty Transportation Development District, Chesterfield,
Missouri, Transportation Development Revenue Notes, Refunding
Series 2021A, 4.000%, 12/01/46
No Opt. Call N/R   351,517
Saint Louis County, Missouri, Special Obligation Bonds, Community
Center Projects, Series 2022A:
8,050 4.000%, 12/01/40, (UB) (5) 12/30 at 100.00 AA   8,042,674
8,970 4.000%, 12/01/41, (UB) (5) 12/30 at 100.00 AA   8,933,582
1,351 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion
Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26
9/23 at 100.00 N/R   405,300
732 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace
Lofts Redevelopment Projects, Series 2007A, 2.700%, 12/31/26 (4)
No Opt. Call N/R   51,240
1,230 Universal City Industrial Development Authority, Missouri, Revenue
Bonds, Tax Increment and Special District Markets at Olive Project
Series 2023A, 5.500%, 6/15/42
6/33 at 100.00 N/R   1,232,694
Total Missouri 59,202,499
Nevada - 1.3% (0.8% of Total Investments)
2,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R   1,779,480
1,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Series 2017, 6.250%, 12/15/37, (AMT), 144A
12/27 at 100.00 N/R   914,020
2,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 N/R   1,624,660
905 Henderson, Nevada, Local Improvement District No. T-20 Rainbow
Canyon, Local Improvement Bonds, Series 2018, 5.375%, 9/01/48
9/28 at 100.00 N/R   913,353
10,000 Las Vegas Convention and Visitors Authority, Nevada, Convention
Center Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49,
(UB) (5)
7/28 at 100.00 AA-   9,555,700
540 North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019, 4.625%, 6/01/49
12/28 at 100.00 N/R   496,822
Total Nevada 15,284,035
New Jersey - 4.3% (2.6% of Total Investments)
3,210 New Jersey Economic Development Authority, Lease Revenue Bonds,
State Government Buildings-Juvenile Justice Commission Facilities
Project, Series 2018C, 5.000%, 6/15/47, (UB) (5)
12/27 at 100.00 BBB+   3,297,890
2,500 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Portal North Bridge Project
Series 2022A, 5.000%, 11/01/52, (UB) (5)
11/32 at 100.00 A-   2,642,475
9,500 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2017DDD, 5.000%, 6/15/42, (Pre-
refunded 6/15/27), (UB) (5)
6/27 at 100.00 A-  (7) 10,271,780
2,080 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B,
5.625%, 11/15/30, (AMT)
3/24 at 101.00 BB-   2,110,721

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 40,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/35 - AMBAC Insured,
(UB) (5)
No Opt. Call A-   $ 24,652,800
6,790 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 5.000%, 6/15/50, (UB) (5)
12/30 at 100.00 A-   7,155,438
2,050 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB-   2,050,697
Total New Jersey 52,181,801
New Mexico - 0.4% (0.2% of Total Investments)
265 Mariposa East Public Improvement District, New Mexico, Revenue
Bonds, Capital Appreciation Taxable Series 2015D, 0.000%, 3/01/32
9/23 at 65.72 N/R   126,906
45 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015A, 5.900%, 9/01/32
9/25 at 100.00 N/R   42,489
185 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015B, 5.900%, 9/01/32
9/25 at 100.00 N/R   177,097
330 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015C, 5.900%, 9/01/32
No Opt. Call N/R   306,299
1,210 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
10/23 at 100.00 N/R   1,194,694
1,020 Volterra Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2014, 6.750%, 10/01/33
10/24 at 100.00 N/R   993,602
500 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022, 4.250%, 5/01/40, 144A
5/29 at 103.00 N/R   421,625
1,500 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R   1,351,650
Total New Mexico 4,614,362
New York - 10.2% (6.3% of Total Investments)
1,095 Babylon Local Development Corporation II, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2023A,
6.650%, 2/01/53
2/33 at 100.00 N/R   1,095,766
610 Build New York City Resource Corporation, New York, Revenue Bonds,
New World Preparatory Charter School Project, Series 2021A, 4.000%,
6/15/41
6/31 at 100.00 N/R   495,265
4,255 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R   4,240,746
1,000 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 N/R   1,000,970
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1:
5,000 5.250%, 6/01/40, 144A 12/30 at 100.00 N/R   4,211,900
2,000 5.500%, 6/01/55, 144A 12/30 at 100.00 N/R   1,571,120
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1:
1,000 5.000%, 6/01/40, 144A 12/30 at 100.00 N/R   817,620
2,000 5.000%, 6/01/55, 144A 12/30 at 100.00 N/R   1,447,240
1,000 Build Resource Corporation, New York, Revenue Bonds, Shefa School,
Series 2021A, 5.000%, 6/15/51, 144A
6/31 at 100.00 N/R   856,950

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 9,000 Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52 -
AGM Insured, (UB) (5)
5/32 at 100.00 A-   $ 8,870,850
3,220 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/50
7/32 at 100.00 BBB-   3,217,875
200 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/36, 144A
6/27 at 100.00 BBB-   200,166
650 Dormitory Authority of the State of New York, Revenue Bonds, Saint
Joseph?s College, Series 2021, 5.000%, 7/01/51
7/30 at 100.00 BBB-   643,032
4,000 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose Series 2022A, 4.000%, 3/15/49,
(UB) (5)
3/32 at 100.00 AA+   3,870,800
2,000 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose, Bidding Group 5 Series 2021E,
4.000%, 3/15/49
3/32 at 100.00 AA+   1,935,400
1,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2020A, 5.730%, 2/01/50
2/30 at 100.00 N/R   892,910
Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project, Series
2021A:
2,360 4.050%, 2/01/31 2/30 at 100.00 A2   2,149,323
1,000 4.600%, 2/01/51 2/30 at 100.00 A2   736,750
1,000 Madison County Capital Resource Corporation, New York, Revenue
Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/23 (4)
9/22 at 100.00 N/R   350,000
10,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
5.000%, 11/15/50, (UB) (5)
5/30 at 100.00 BBB+   10,365,800
1,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-1,
5.000%, 11/15/43, (UB) (5)
11/30 at 100.00 BBB+   1,049,840
1,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-3,
4.000%, 11/15/49, (UB) (5)
11/30 at 100.00 BBB+   928,890
11,850 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Green Series 2018K, 4.125%, 11/01/53, (UB) (5)
9/26 at 100.00 Aa2   11,287,362
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007:
1,500 5.750%, 10/01/37 (4) 8/23 at 100.00 N/R   1,200,000
5,000 2.350%, 10/01/46 (4) 8/23 at 100.00 N/R   4,000,000
2,000 New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through
Bonds, Turbo Term Series 2005A, 5.000%, 6/01/42
8/23 at 100.00 B-   1,901,480
1,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   983,200
2,250 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34, 144A
11/24 at 100.00 N/R   2,254,522
7,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%,
11/15/44, 144A
11/24 at 100.00 N/R   7,079,940

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 2,000 New York State Urban Development Corporation, State Sales Tax
Revenue Bonds, Series 2021A, 3.000%, 3/15/50
9/31 at 100.00 AA+   $ 1,536,800
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A:
1,000 5.000%, 7/01/46, (AMT) 7/24 at 100.00 Baa2   987,920
15,990 5.250%, 1/01/50, (AMT), (UB) (5) 7/24 at 100.00 Baa2   15,997,036
10,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/31,
(AMT)
8/23 at 100.00 B+   10,010,800
3,070 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 B+   3,111,936
1,000 Niagara Area Development Corporation, New York, Revenue Bonds;
Catholic Health System, Inc, Series 2022, 4.500%, 7/01/52
7/32 at 100.00 Caa2   730,430
5,000 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Thirty Two Series 2022, 4.625%, 8/01/52, (AMT),
(UB) (5)
8/32 at 100.00 AA-   5,136,150
855 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R   96,051
Westchester County Local Development Corporation, New York,
Revenue Bond, Purchase Senior Learning Community, Inc. Project, Accd
Inv Series 2021A:
5,000 4.500%, 7/01/56, 144A 7/27 at 104.00 N/R   3,535,500
1,025 5.000%, 7/01/56, 144A 7/27 at 104.00 N/R   803,497
2,475 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 BBB-   2,398,869
250 Western Regional Off-Track Betting Corporation, New York, Tax Exempt
Revenue Bonds, Additional Secured General Obligation Series 2021,
4.125%, 12/01/41, 144A
6/31 at 100.00 N/R   188,675
Total New York 124,189,381
North Carolina - 0.3% (0.2% of Total Investments)
10,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Capital Appreciation Series 2019, 0.000%, 1/01/48
1/30 at 55.97 AA+   3,241,700
Total North Carolina 3,241,700
North Dakota - 0.1% (0.0% of Total Investments)
2,000 Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle
Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38 (4)
9/23 at 100.00 N/R   900,000
Total North Dakota 900,000
Ohio - 4.6% (2.8% of Total Investments)
137,120 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   17,548,618
990 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   921,532
935 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding Senior
Series 2021A, 4.000%, 12/01/55, 144A
12/29 at 100.00 BB   797,770

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 340 Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020,
4.000%, 12/01/46
6/29 at 100.00 N/R   $ 269,402
1,000 Jefferson County Port Authority, Ohio, Economic Develoepment
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2021,
3.500%, 12/01/51, (AMT)
12/31 at 100.00 Ba1   699,000
11,160 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group, Series 2016, 4.000%, 8/01/47, (UB)
(5)
8/26 at 100.00 A2   10,331,370
2,800 Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation
Project, Series 2009A, 5.700%, 8/01/23 (4)
No Opt. Call N/R   28
365 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009B, 3.100%, 9/01/23 (4)
No Opt. Call N/R   4
1,300 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29
No Opt. Call BBB-   1,183,390
4,750 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008C, 3.950%, 11/01/32 (4)
No Opt. Call N/R   47
1,000 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3   994,160
3,085 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (4)
No Opt. Call N/R   31
3,000 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2005B, 4.000%, 1/01/34 (4)
No Opt. Call N/R   30
255 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2008B, 3.625%, 10/01/33 (4)
No Opt. Call N/R   3
1,015 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2008C, 3.950%, 11/01/32 (4)
No Opt. Call N/R   10
2,725 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2010A, 3.750%, 7/01/33 (4)
No Opt. Call N/R   27
11,300 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2010B, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   10,896,138
1,000 Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50,
144A
12/28 at 100.00 N/R   802,640
1,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien
Series 2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R   821,410
8,500 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 N/R   6,358,085
2,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/25, (AMT), 144A
12/24 at 105.00 N/R   1,905,060

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 2,000 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R   $ 1,987,900
Total Ohio 55,516,655
Oklahoma - 1.7% (1.0% of Total Investments)
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B:
1,000 5.500%, 8/15/52 8/28 at 100.00 BB-   996,020
1,000 5.500%, 8/15/57 8/28 at 100.00 BB-   984,780
1,200 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/44
8/32 at 100.00 N/R   1,145,352
15,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
8/23 at 100.00 N/R   15,028,500
2,600 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
8/23 at 100.00 N/R   2,604,940
Total Oklahoma 20,759,592
Oregon - 0.1% (0.1% of Total Investments)
Clackamas and Washington Counties School District 3JT, Oregon,
General Obligation Bonds, Series 2020A:
1,750 0.000%, 6/15/49 6/30 at 57.54 Aa1   501,865
2,000 0.000%, 6/15/50 6/30 at 55.67 Aa1   544,060
Total Oregon 1,045,925
Pennsylvania - 2.1% (1.3% of Total Investments)
2,280 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle School
Foundation Project, Series 2022A, 5.000%, 6/15/57, 144A
6/29 at 103.00 N/R   1,902,683
930 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior
Series 2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R   956,551
1,250 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate
Lien, Series 2018, 5.125%, 5/01/32, 144A
5/28 at 100.00 N/R   1,274,187
2,500 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, 3.500%, 4/01/41 (4)
No Opt. Call N/R   25
2,715 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Series 2006B, 3.500%, 12/01/35 (4)
No Opt. Call N/R   27
500 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Generation
Project, Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 BBB-   368,010
290 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds,  Alvernia University Project, Series 2020, 5.000%, 10/01/49
10/29 at 100.00 BB+   259,654
1,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2017,
5.125%, 10/15/41, 144A
10/27 at 100.00 BB   907,910
1,500 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB   1,504,425
1,245 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Series 2021A, 4.000%, 11/01/51
11/31 at 100.00 BBB+   1,039,488

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Lehigh County Industrial Development Authority, Pennsylvania, Charter
School Revenue Bonds, Seven Generations Charter School, Series
2021A:
$ 675 4.000%, 5/01/31 5/30 at 100.00 BB   $ 633,690
2,000 4.000%, 5/01/51 5/30 at 100.00 BB   1,475,580
7,730 Pennsylvania Economic Development Financing Authority, 5.000%,
12/31/57, (AMT), (UB) (5)
12/32 at 100.00 A1   8,012,300
1,720 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A (4),(6)
6/30 at 100.00 N/R   1,168,671
1,720 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A (4),(6)
6/30 at 100.00 N/R   1,168,671
2,970 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31 (4),(6)
No Opt. Call N/R   1,852,538
5 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2006A, 2.550%, 11/01/41 (4)
No Opt. Call N/R   0
1,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A,
5.375%, 6/15/50, 144A
12/27 at 100.00 N/R   901,070
Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Taxable Series
2020B:
925 4.875%, 12/15/35, 144A 12/27 at 100.00 N/R   863,312
1,000 5.125%, 12/15/44, 144A 12/27 at 100.00 N/R   896,430
160 The Redevelopment Authority of the City of Scranton, Lackawanna
county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series
2016A, 5.000%, 11/15/28
5/24 at 100.00 BBB-   157,944
Total Pennsylvania 25,343,166
Puerto Rico - 10.6% (6.5% of Total Investments)
682 HTA Claas 6, Puerto Rico Highway and Transportation Authority
Highway Revenue Bonds, Series 2022, 5.250%, 7/01/38
8/23 at 100.00 N/R   682,414
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A:
2,000 5.000%, 7/01/35, 144A 7/30 at 100.00 N/R   2,027,900
3,000 5.000%, 7/01/47, 144A 7/30 at 100.00 N/R   2,970,900
8,625 Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (4)
8/23 at 100.00 N/R   3,234,375
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2012A:
4,835 3.957%, 7/01/42 (4) 8/23 at 100.00 N/R   1,813,125
185 5.050%, 7/01/42 (4) 8/23 at 100.00 N/R   69,375
2,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 5.500%, 7/01/20 (4)
No Opt. Call D   745,000
1,025 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT, 3.957%, 7/01/37 (4)
8/23 at 100.00 D   384,375
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA:
5,690 5.250%, 7/01/23 (4) No Opt. Call N/R   2,119,525
3,000 5.250%, 7/01/25 (4) 8/23 at 100.00 N/R   1,125,000
1,186 3.978%, 7/01/28 (4) 8/23 at 100.00 D   444,750
890 5.250%, 7/01/29 (4) 8/23 at 100.00 D   333,750

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 658 5.250%, 7/01/31 (4) 8/23 at 100.00 Ca   $ 246,750
405 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010CCC, 5.000%, 7/01/28 (4)
8/23 at 100.00 D   151,875
1,350 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX, 5.250%, 7/01/40 (4)
8/23 at 100.00 D   506,250
4,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ, 5.250%, 7/01/21 (4)
7/20 at 100.00 D   1,490,000
1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2013A, 6.750%, 7/01/36 (4)
8/23 at 100.00 N/R   375,000
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
360 5.375%, 7/01/23 (4) No Opt. Call N/R   134,100
710 5.375%, 7/01/24 (4) 6/23 at 100.00 D   264,475
375 3.978%, 7/01/33 (4) 8/23 at 100.00 Ca   140,625
5,500 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Build America Bond Series 2010EE, 4.044%, 7/01/32 (4)
8/23 at 100.00 D   2,062,500
8,500 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 N/R   8,372,500
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
42,500 0.000%, 7/01/46 7/28 at 41.38 N/R   12,175,825
183,530 0.000%, 7/01/51 7/28 at 30.01 N/R   39,202,008
2,500 4.750%, 7/01/53 7/28 at 100.00 N/R   2,373,700
5,250 5.000%, 7/01/58 7/28 at 100.00 N/R   5,122,740
12,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 N/R   11,328,120
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
0 (9) 5.625%, 7/01/27 No Opt. Call N/R   96
4,201 0.000%, 7/01/33 7/31 at 89.94 N/R   2,565,819
6,979 4.000%, 7/01/41 7/31 at 103.00 N/R   6,010,162
14,018 4.000%, 7/01/46 7/31 at 103.00 N/R   11,714,181
16,579 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call N/R   8,517,494
Total Puerto Rico 128,704,709
Rhode Island - 0.2% (0.2% of Total Investments)
18,260 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
8/23 at 18.23 CCC-   3,036,821
Total Rhode Island 3,036,821
South Carolina - 2.5% (1.6% of Total Investments)
550 Hardeeville, South Carolina, Special Assessment Revenue Bonds, East
Argent Improvement District, Series 2021, 4.000%, 5/01/52, 144A
5/29 at 100.00 N/R   386,270
Lancaster County, South Carolina, Special Assessment Bonds,
Edgewater II Improvement District, Capital Appreciation Series
2007-A&B:
7,670 0.000%, 11/01/39 8/23 at 29.25 N/R   1,657,104
7,445 0.000%, 11/01/39 8/23 at 29.25 N/R   1,608,492
5,000 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Custodial Receipts CR-086, 5.000%,
8/15/36, (Pre-refunded 8/15/26), 144A
8/26 at 100.00 N/R  (7) 5,306,300
400 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/55, 144A
1/30 at 100.00 N/R   336,336

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 955 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Midland Valley Preparatory School
Project, Series 2014, 7.750%, 11/15/45, 144A
11/26 at 100.00 N/R   $ 997,688
2,960 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Patriots Place Apartments Project,
Series 2022A-1, 5.750%, 6/01/52
No Opt. Call N/R   2,065,577
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series
2021A, 5.000%, 11/15/55, 144A
11/26 at 100.00 N/R   859,210
4,215 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Lowcountry Leadership Charter School
Project, Series 2019A, 5.000%, 12/01/49, 144A
12/29 at 100.00 Baa3   3,811,203
South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Prisma Health Obligated Group, Series 2018A:
2,980 5.000%, 5/01/38, (UB) (5) 5/28 at 100.00 A3   3,065,258
9,895 5.000%, 5/01/48, (UB) (5) 5/28 at 100.00 A3   9,999,194
750 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project,
Series 2021A, 8.750%, 7/01/25
8/23 at 100.00 N/R   889,493
Total South Carolina 30,982,125
Tennessee - 0.7% (0.4% of Total Investments)
1,000 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 5.625%, 1/01/46 (4)
7/27 at 100.00 N/R   599,710
150 Metropolitan Government of Nashville-Davidson County Industrial
Development Board, Tennessee, Special Assessment Revenue Bonds,
South Nashville Central Business Improvement District, Series 2021A,
4.000%, 6/01/51, 144A
6/31 at 100.00 N/R   123,288
5,000 The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A, 7.500%, 6/01/47, 144A (4)
6/27 at 100.00 N/R   1,100,000
6,024 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call BBB   6,177,070
900 Wilson County Health and Educational Facilities Board, Tennessee,
Senior Living Revenue Bonds, Rutland Place Inc. Project, Series
2015A, 4.400%, 1/01/46, 144A (4)
8/23 at 100.00 N/R   582,669
Total Tennessee 8,582,737
Texas - 6.4% (3.9% of Total Investments)
1,000 Abilene Convention Center Hotel Development Corporation, Texas,
Hotel Revenue Bonds, First-Lien Series 2021A, 4.000%, 10/01/50
10/31 at 100.00 BBB-   788,000
2,000 Abilene Convention Center Hotel Development Corporation, Texas,
Hotel Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50,
144A
10/31 at 100.00 N/R   1,720,480
1,000 Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public
Improvement District 2 Area 1 Project, Series 2021, 4.000%, 9/15/41,
144A
9/31 at 100.00 N/R   847,660
1,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51
6/26 at 100.00 N/R   847,500
1,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2021A, 4.500%, 2/15/56
2/30 at 100.00 N/R   697,190

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,500 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phase 1 Project, Series
2015, 7.250%, 9/01/45
9/23 at 103.00 N/R   $ 2,577,325
300 Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021, 5.250%,
9/01/51, 144A
9/31 at 100.00 N/R   278,487
500 Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields
II Public Improvement District Neighborhood Improvement Areas 2-3
Project, Series 2019, 4.250%, 9/01/49, 144A
9/29 at 100.00 N/R   427,620
1,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky Public
Improvement District Major Improvements Area Project, Series 2023,
6.125%, 9/01/52, 144A
9/33 at 100.00 N/R   1,001,420
1,500 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II
Public Improvement District Neighborhood Improvement Area 5
Project, Series 2022, 4.000%, 9/01/51, 144A
9/31 at 100.00 N/R   1,218,585
500 Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson
Creek Public Improvement District Initial Major Improvement Project,
Series 2021, 4.500%, 9/01/51, 144A
9/31 at 100.00 N/R   434,450
1,765 Comal County Meyer Ranch Municipal Utility District, Texas, General
Obligation Bonds,  Road Series 2021, 3.000%, 8/15/51
8/26 at 100.00 N/R   1,143,349
675 Conroe Local Government Corporation, Texas, Hotel Revenue and
Contract Revenue Bonds, Subordinate Third Lien Series 2021C,
4.000%, 10/01/50
10/31 at 100.00 A2   629,485
1,000 Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
Crandall Carwright Ranch Public Improvement District Improvement
Area 1 Project, Series 2021, 4.500%, 9/15/51, 144A
9/31 at 100.00 N/R   859,000
Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional
Health System, Series 2013A:
315 6.625%, 9/01/31, (Pre-refunded 9/01/23) 9/23 at 100.00 N/R  (7) 315,747
1,000 6.375%, 9/01/42, (Pre-refunded 9/01/23) 9/23 at 100.00 N/R  (7) 1,002,240
165 Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1,
Series 2019, 4.250%, 8/15/49, 144A
8/27 at 100.00 N/R   143,961
1,500 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%,
5/01/38
8/23 at 100.00 Baa2   1,474,095
1,000 Gulf Coast Industrial Development Authority, Texas, Solid Waste
Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series
1998, 8.000%, 4/01/28, (AMT)
8/23 at 100.00 B3   1,000,860
1,450 Harris County Municipal Utility District 213A, Texas, General Obligation
Bonds, Series 2021, 3.000%, 4/01/48
4/29 at 100.00 N/R   969,673
125 Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public
Improvement District 5 Improvement Area 1 Project, Series 2019,
4.375%, 9/01/49, 144A
9/29 at 100.00 N/R   109,715
705 Heart of Texas Education Finance Corporation, Texas, Gateway Charter
Academy, Series 2006A, 6.000%, 2/15/36
8/23 at 100.00 N/R   692,811
1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding
Series 2011, 6.625%, 7/15/38, (AMT)
8/23 at 100.00 BB-   1,003,110
500 Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Durango Farms Public Improvement Project Series 2021, 4.000%,
9/01/56, 144A
9/29 at 100.00 N/R   397,595

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 500 Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Emory Crossing, Public Improvement Area 1 Project Series 2021,
4.000%, 9/01/56, 144A
9/29 at 100.00 N/R   $ 397,630
1,075 Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Emory Crossing, Public Improvement Area 2 Project Series 2023,
5.625%, 9/01/58, 144A
9/31 at 100.00 N/R   1,078,741
1,000 Kaufman County Fresh Water Supply District 1-D, Texas, General
Obligation Road Bonds, Series 2021, 3.000%, 9/01/46
9/26 at 100.00 N/R   681,120
4,000 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible Capital
Appreciation Series 2021A-2, 5.000%, 12/01/51
6/26 at 100.67 N/R   2,628,720
1,000 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021B, 8.250%,
12/15/51
6/26 at 103.00 N/R   904,390
1,435 Manor, Texas, Special Assessment Revenue Bonds, Manor Heights
Public Improvement District Improvement Area 1-2 Project, Series
2021, 4.000%, 9/15/51, 144A
9/31 at 100.00 N/R   1,170,113
Manor, Texas, Special Assessment Revenue Bonds, Manor Heights
Public Improvement District Major Improvement Area Project, Series
2021:
900 4.125%, 9/15/41, 144A 9/31 at 100.00 N/R   775,872
1,500 4.375%, 9/15/51, 144A 9/31 at 100.00 N/R   1,257,570
1,170 McLendon-Chisholm, Texas, Special Assessment Revenue Bonds,
Sonoma Public Improvement  District Improvement Area 2 Project,
Series 2019, 4.250%, 9/15/39, 144A
9/29 at 100.00 N/R   1,087,094
Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019:
300 5.750%, 9/15/39, 144A 9/29 at 100.00 N/R   303,519
500 6.000%, 9/15/49, 144A 9/29 at 100.00 N/R   508,910
1,965 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 7.750%, 1/01/45, (AMT), 144A (4)
1/26 at 102.00 N/R   39,304
1,125 Missouri City Management District 1, Fort Bend County, Texas, General
Obligation  Bonds, Road Series 2021, 3.000%, 9/01/46
9/27 at 100.00 N/R   857,374
20,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series
2021A-1, 5.500%, 1/01/57
1/28 at 103.00 N/R   14,325,600
1,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - San Antonio 1, L.L.C. - Texas A&M University - San
Antonio Project, Series 2016A, 5.000%, 4/01/48, (Pre-refunded
4/01/26)
4/26 at 100.00 N/R  (7) 1,043,420
1,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R  (7) 1,010,390
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015A:
1,250 5.000%, 7/01/35 (4) 7/25 at 100.00 Caa2   1,131,250
2,445 5.000%, 7/01/47 (4) 7/25 at 100.00 Caa2   2,212,725
10,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier Series 2021B, 3.000%, 1/01/46, (UB) (5)
1/31 at 100.00 A2   7,679,100

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,070 Oak Point, Denton County, Texas, Special Assessment Revenue Bonds,
Oak Point Public Imporvement District 2 Project, Series 2020, 4.000%,
9/01/50, 144A
9/30 at 100.00 N/R   $ 876,490
250 Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone A Improvement Area 1 Project, Series
2022, 5.625%, 9/15/52, 144A
9/32 at 100.00 N/R   248,915
325 Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone B Improvement Area 1 Project, Series
2022, 5.625%, 9/15/52, 144A
9/32 at 100.00 N/R   323,589
2,000 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek East Public Improvement District Project, Series
2021, 4.375%, 9/15/51, 144A
9/31 at 100.00 N/R   1,631,880
1,000 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek West Public Improvement District Project, Series
2021, 4.000%, 9/15/51, 144A
9/31 at 100.00 N/R   799,860
440 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2020, 4.000%, 1/01/50, (AMT), 144A
8/23 at 102.00 N/R   314,970
7,000 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2021A, 3.000%, 1/01/50, (AMT), 144A
8/23 at 103.00 N/R   4,106,970
Port Freeport, Brazoria County, Texas, Revenue Bonds, Senior Lien
Series 2019A:
1,650 4.000%, 6/01/38, (AMT) 6/29 at 100.00 A+   1,533,922
1,620 4.000%, 6/01/39, (AMT) 6/29 at 100.00 A+   1,485,119
1,000 Princeton, Collins County, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District 2 Project, Series 2022,
5.250%, 9/01/52
9/30 at 100.00 N/R   974,990
205 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%,
9/01/49, 144A
9/29 at 100.00 N/R   187,800
185 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019, 5.500%, 9/01/39, 144A
9/29 at 100.00 N/R   187,853
1,000 Red Oak, Ellis County, Texas, Special Assessment Revenue Bonds,
Red Oak Public Improvement District 1 Improvement Area 1 Project,
Series 2021, 4.000%, 9/15/51, 144A
9/30 at 100.00 N/R   817,640
2,000 Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 7.000%,
12/15/32 (4)
8/23 at 100.00 N/R   1,200,000
145 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public
Improvement District North Improvement Area, Series 2016, 5.750%,
9/15/36
3/24 at 102.00 N/R   144,522
3,195 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/48, (UB)
9/27 at 100.00 AA+   3,165,574
Total Texas 77,673,294
Utah - 0.6% (0.4% of Total Investments)
2,500 Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.000%, 3/01/51, 144A
9/26 at 103.00 N/R   1,904,000
1,000 Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 9/15/51, 144A
9/26 at 103.00 N/R   826,200
1,000 Military Installation Development Authority, Utah, Tax Allocation and
Hotel Tax Revenue Bonds, Series 2021A-1, 4.000%, 6/01/52
9/26 at 103.00 N/R   751,540

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah (continued)
$ 2,000 ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.250%, 3/01/51, 144A
9/26 at 103.00 N/R   $ 1,504,480
830 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Mountain West Montessori Academy Project, Series 2020A, 5.000%,
6/15/49, 144A
12/29 at 100.00 N/R   754,951
970 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 N/R   745,688
1,000 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Providence Hall Projects, Refunding Serier 2021A, 4.000%, 10/15/51
10/31 at 100.00 Aa2   890,910
Total Utah 7,377,769
Virgin Islands - 1.2% (0.8% of Total Investments)
2,375 Matching Fund Special Purpose Securitization Corporation, Virgin
Islands, Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R   2,374,834
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C:
1,000 5.000%, 10/01/30, 144A 10/24 at 100.00 N/R   918,540
5,000 5.000%, 10/01/39, 144A 10/24 at 100.00 N/R   4,095,300
2,890 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Senior Series 2021A, 6.750%,
7/01/26, 144A
No Opt. Call N/R   2,762,146
3,085 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Taxable Series 2022A, 7.750%,
7/01/24
No Opt. Call N/R   3,028,915
215 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Taxable Series 2022B, 10.000%,
7/01/24
No Opt. Call N/R   213,259
1,480 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.250%, 10/01/42, (AMT),
144A
10/29 at 104.00 N/R   1,445,782
Total Virgin Islands 14,838,776
Virginia - 3.7% (2.2% of Total Investments)
762 Celebrate Virginia North Community Development Authority, Special
Assessment Revenue Bonds, Series 2003B, 4.125%, 3/01/22 (4)
No Opt. Call N/R   495,300
1,000 Cutalong II Community Development Authority, Louisa County, Virginia,
Special Assessment Revenue Bonds, Cutalong II Project, Series 2022,
4.500%, 3/01/55, 144A
3/27 at 103.00 N/R   802,410
620 Farms of New Kent Community Development Authority, Virginia,
Special Assessment Bonds, Refunding Series 2021A, 3.750%,
3/01/36, 144A
3/31 at 100.00 N/R   587,301
15,000 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series
2017A, 5.000%, 7/01/46, 144A
7/27 at 100.00 N/R   15,100,050
11,495 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding Series
2021, 4.000%, 1/01/55, (UB) (5)
1/32 at 100.00 Baa1   10,094,219
1,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
8/23 at 100.00 B-   936,480
7,000 Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student Housing
Project, Series 2019A, 5.500%, 7/01/54, 144A
7/34 at 100.00 N/R   6,215,370

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 8,707 Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student Housing
Project, Series 2019B, 6.525%, 7/01/52, 144A , (cash 7.500%, PIK
7.500%)
No Opt. Call N/R   $ 5,223,983
4,665 Virginia Small Business Financing Authority, Sports and Entertainment
Facilities Revenue Bonds, P3 VB Holdings LLC, Senior Series 2023A,
8.500%, 12/01/52, 144A
6/33 at 105.00 N/R   4,452,090
550 West Falls Community Development Authority, Arlington County,
Virginia, Revenue Bonds, Series 2022A, 5.375%, 9/01/52, 144A
9/32 at 100.00 N/R   552,519
Total Virginia 44,459,722
Washington - 0.4% (0.3% of Total Investments)
1,000 King County Public Hospital District 4, Washington, Hospital Revenue
Bonds, Snoqualmie Valley Hospital, Series 2015A, 6.250%, 12/01/45
12/25 at 100.00 N/R   1,023,070
1,000 Kitsap County Consolidated Housing Authority, Washington, Pooled Tax
Credit Housing Revenue Bonds, Series 2007, 5.600%, 6/01/37, (AMT)
8/23 at 100.00 N/R   936,880
1,300 Port of Seattle Industrial Development Corporation, Washington,
Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc.
Project, Series 2012, 5.000%, 4/01/30, (AMT)
8/23 at 100.00 BB   1,300,481
2,500 Seattle Housing Authority, Washington, Revenue Bonds, Lam Bow
Apartments Project, Series 2021, 2.500%, 6/01/54
6/31 at 100.00 AA   1,550,575
180 Tacoma Consolidated Local Improvement District 65, Washington,
Special Assessment Bonds, Series 2013, 5.750%, 4/01/43
8/23 at 100.00 N/R   174,416
3,065 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2017A,
7.500%, 1/01/32, (AMT), 144A (4),(6)
1/28 at 100.00 N/R   31
545 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2018,
7.250%, 1/01/32, (AMT), 144A (4),(6)
1/28 at 100.00 N/R   5
1,565 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2019A,
7.500%, 1/01/32, (AMT), 144A (4),(6)
1/28 at 100.00 N/R   16
1,000 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 12.000%, 1/01/33, (AMT), 144A (4),(6)
No Opt. Call N/R   10
255 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 14.250%, 1/01/27, 144A (4),(6)
No Opt. Call N/R   3
Total Washington 4,985,487
West Virginia - 0.3% (0.2% of Total Investments)
1,279 Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers,
Commercial Development Revenue Bonds, Scattered Site Housing
Projects, Series 2010, 5.750%, 12/01/44
12/23 at 100.00 N/R   1,234,721
1,125 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A,
5.750%, 6/01/43, 144A
6/27 at 100.00 N/R   1,157,141
950 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A,
4.125%, 6/01/43, 144A
6/31 at 100.00 N/R   856,102

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia (continued)
$ 975 West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project,
Series 2020, 7.625%, 12/01/40, 144A
12/27 at 103.00 N/R   $ 786,591
Total West Virginia 4,034,555
Wisconsin - 9.0% (5.5% of Total Investments)
2,500 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series
2021A, 5.500%, 12/01/32, 144A
12/26 at 100.00 N/R   2,089,850
2,000 Lac Courte Oreilles Band of Lake Superior Chippewa Indians,
Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%,
6/01/32
12/27 at 100.00 N/R   1,786,600
255 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Ascend Leadership Academy Project, Series 2021A, 5.000%, 6/15/51,
144A
6/29 at 100.00 N/R   200,320
850 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2021A, 4.000%, 6/01/51,
144A
6/27 at 100.00 N/R   606,084
150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/55,
144A
7/28 at 100.00 BB-   126,733
2,015 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Guilford Preparatory Academy, North Carolina, Taxable Series 2022A,
5.000%, 4/01/57, 144A
4/31 at 100.00 N/R   1,669,871
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
High Desert Montessori Charter School, Series 2021A:
1,000 5.000%, 6/01/51, 144A 6/29 at 100.00 N/R   853,450
1,280 5.000%, 6/01/61, 144A 6/29 at 100.00 N/R   1,058,330
4,985 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A,
5.000%, 6/15/46, 144A
6/26 at 100.00 N/R   3,786,207
500 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Point College Preparatory, Series 2020A, 5.000%, 6/15/55, 144A
6/27 at 103.00 N/R   402,990
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1:
13 0.000%, 1/01/47, 144A (4) No Opt. Call N/R   283
11 0.000%, 1/01/48, 144A (4) No Opt. Call N/R   235
11 0.000%, 1/01/49, 144A (4) No Opt. Call N/R   219
10 0.000%, 1/01/50, 144A (4) No Opt. Call N/R   197
10 0.000%, 1/01/51, 144A (4) No Opt. Call N/R   184
13 0.000%, 1/01/52, 144A (4) No Opt. Call N/R   223
13 0.000%, 1/01/53, 144A (4) No Opt. Call N/R   209
13 0.000%, 1/01/54, 144A (4) No Opt. Call N/R   190
13 0.000%, 1/01/55, 144A (4) No Opt. Call N/R   177
12 0.000%, 1/01/56, 144A (4) No Opt. Call N/R   165
667 5.500%, 7/01/56, 144A (4) 3/28 at 100.00 N/R   371,813
14 0.000%, 1/01/57, 144A (4) No Opt. Call N/R   172
13 0.000%, 1/01/58, 144A (4) No Opt. Call N/R   159
13 0.000%, 1/01/59, 144A (4) No Opt. Call N/R   148
13 0.000%, 1/01/60, 144A (4) No Opt. Call N/R   136
12 0.000%, 1/01/61, 144A (4) No Opt. Call N/R   127
12 0.000%, 1/01/62, 144A (4) No Opt. Call N/R   117
12 0.000%, 1/01/63, 144A (4) No Opt. Call N/R   108
12 0.000%, 1/01/64, 144A (4) No Opt. Call N/R   101
11 0.000%, 1/01/65, 144A (4) No Opt. Call N/R   94
12 0.000%, 1/01/66, 144A (4) No Opt. Call N/R   94

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 148 0.000%, 1/01/67, 144A (4) No Opt. Call N/R   $ 1,023
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier
Series 2018B:
24 0.000%, 1/01/46, 144A (4) No Opt. Call N/R   582
24 0.000%, 1/01/47, 144A (4) No Opt. Call N/R   534
24 0.000%, 1/01/48, 144A (4) No Opt. Call N/R   504
23 0.000%, 1/01/49, 144A (4) No Opt. Call N/R   473
23 0.000%, 1/01/50, 144A (4) No Opt. Call N/R   434
25 0.000%, 1/01/51, 144A (4) No Opt. Call N/R   452
651 1.000%, 7/01/51, 144A (4) 3/28 at 100.00 N/R   375,705
25 0.000%, 1/01/52, 144A (4) No Opt. Call N/R   418
25 0.000%, 1/01/53, 144A (4) No Opt. Call N/R   392
25 0.000%, 1/01/54, 144A (4) No Opt. Call N/R   367
24 0.000%, 1/01/55, 144A (4) No Opt. Call N/R   343
24 0.000%, 1/01/56, 144A (4) No Opt. Call N/R   323
24 0.000%, 1/01/57, 144A (4) No Opt. Call N/R   302
23 0.000%, 1/01/58, 144A (4) No Opt. Call N/R   282
23 0.000%, 1/01/59, 144A (4) No Opt. Call N/R   267
23 0.000%, 1/01/60, 144A (4) No Opt. Call N/R   249
23 0.000%, 1/01/61, 144A (4) No Opt. Call N/R   232
23 0.000%, 1/01/62, 144A (4) No Opt. Call N/R   218
22 0.000%, 1/01/63, 144A (4) No Opt. Call N/R   204
22 0.000%, 1/01/64, 144A (4) No Opt. Call N/R   194
22 0.000%, 1/01/65, 144A (4) No Opt. Call N/R   181
22 0.000%, 1/01/66, 144A (4) No Opt. Call N/R   165
281 0.000%, 1/01/67, 144A (4) No Opt. Call N/R   1,947
4,700 Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017, 7.000%,
3/01/47, 144A
3/27 at 100.00 N/R   4,874,605
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Corvian Community School, North Carolina Series 2023A, 6.250%,
6/15/53, 144A
6/33 at 100.00 N/R   982,650
1,500 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Pioneer Springs Community School, Series 2020A, 6.250%, 6/15/40,
144A
6/27 at 100.00 N/R   1,426,440
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 N/R   812,280
2,000 Public Finance Authority of Wisconsin, Educational Facilities Revenue
Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A
10/29 at 100.00 N/R   1,600,100
1,550 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/51, 144A
8/28 at 100.00 N/R   1,250,277
3,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Lenoir-Rhyne University, Refunding Series 2022, 5.125%,
4/01/52
4/32 at 100.00 BBB   2,856,060
335 Public Finance Authority of Wisconsin, Exempt Facilities Revenue
Bonds, National Gypsum Company Project, Refunding Series 2016,
4.000%, 8/01/35, (AMT)
8/26 at 100.00 N/R   294,519
1,275 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson
Valley Medical Center, Series 2021A, 4.000%, 12/01/41
12/31 at 100.00 BB+   1,095,238
5,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Senior Lien Series 2022A,
5.000%, 2/01/62
2/32 at 100.00 BBB-   4,907,450
6,665 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Subordinate Lien Series
2022B, 6.000%, 2/01/62, 144A
2/32 at 100.00 N/R   6,775,572

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017A:
$ 1,665 3.125%, 8/01/27, 144A (4) No Opt. Call N/R   $ 1,271,644
1,000 6.750%, 8/01/31, 144A (4) No Opt. Call N/R   700,000
Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
2,000 6.750%, 12/01/42, 144A 12/27 at 100.00 N/R   1,813,940
20,835 7.000%, 12/01/50, 144A 12/27 at 100.00 N/R   19,003,603
400 Public Finance Authority of Wisconsin, Retirement Facility Revenue
Bonds, Shalom Park Development Project, Series 2019, 0.000%,
12/31/24, 144A
No Opt. Call N/R   24,000
3,500 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48, 144A
9/28 at 100.00 N/R   2,100,000
500 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A, 7.000%, 10/01/47, 144A (4)
10/27 at 100.00 N/R   300,000
Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A:
4,415 6.950%, 7/01/38, 144A 7/28 at 100.00 N/R   3,583,435
6,585 7.000%, 7/01/48, 144A 7/28 at 100.00 N/R   5,337,274
1,060 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2015, 5.875%, 4/01/45
4/25 at 100.00 BB   1,071,512
Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2023A:
1,000 5.000%, 6/01/37 6/28 at 103.00 N/R   928,130
4,000 5.000%, 6/01/52 6/28 at 103.00 N/R   3,257,960
Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour
LLC Obligated Group Aviation Facilities Project, Series 2021:
1,200 4.000%, 7/01/41, (AMT) 7/31 at 100.00 N/R   907,968
2,485 4.250%, 7/01/54, (AMT) 7/31 at 100.00 N/R   1,699,367
2,500 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Fargo-
Moorhead Metropolitan Area Flood Risk Management P3 Project,
Green Series 2021, 4.000%, 3/31/56, (AMT)
9/31 at 100.00 Baa3   2,017,325
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1:
1,000 6.125%, 1/01/33, 144A 1/28 at 100.00 N/R   615,000
2,000 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R   1,230,000
3,500 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R   2,152,500
285 Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 8/31/23 (4),(6)
4/23 at 105.00 N/R   43,462
91 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota
College of Osteopathic Medicine, Senior Series 2019A-1, 0.000%,
12/01/48, 144A (4)
12/28 at 100.00 N/R   28,301
Public Finance Authority, Wisconsin, Revenue Bonds, Ocean Academy
Charter School, Series 2021:
1,130 5.000%, 10/15/51, 144A 10/31 at 100.00 N/R   958,206
815 5.000%, 10/15/56, 144A 10/31 at 100.00 N/R   674,999
1,000 Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding
Senior Series 2021, 5.000%, 9/30/41, 144A
9/28 at 100.00 N/R   753,360
5,000 Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by
State Moral Obligation Junior Series 2020D, 0.000%, 12/15/60 - AGM
Insured
12/30 at 29.95 A1   843,150

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 7,250 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47,
(UB) (5)
2/27 at 100.00 BBB+   $ 7,030,688
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series
2016A:
1,400 4.000%, 11/15/46, (Pre-refunded 5/15/26), (UB) (5) 5/26 at 100.00 N/R  (7) 1,428,854
3,600 4.000%, 11/15/46, (UB) (5) 5/26 at 100.00 AA+   3,406,608
6,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2016,
4.000%, 12/01/46, (UB) (5)
11/26 at 100.00 N/R   5,595,360
Total Wisconsin 108,993,214
Total Municipal Bonds
(cost $2,072,386,765) 1,919,668,157
Shares Description (1) Value
X – COMMON STOCKS - 4 .8% ( 3 .0 % of Total Investments)
X 58,652,659
Electric Utilities - 0.1% (0.1% of Total Investments)
15,396 Talen Energy Corp (10) $ 801,747
Total Electric Utilities 801,747
Independent Power and Renewable Electricity Producers - 4.7% (2.9% of Total Investments)
750,823 Energy Harbor Corp (10),(11) 57,850,912
Total Independent Power and Renewable Electricity Producers 57,850,912
Total Common Stocks
(cost $21,798,345) 58,652,659
Principal
Amount (000) Description (1)
Coupon
(12)
Reference
Rate (12) Spread (12) Maturity (13) Ratings (3) Value
– VARIABLE RATE SENIOR LOAN INTERESTS - 0 .1% ( 0 .0 % of Total Investments) (12)
X 700,000
Trading Companies & Distributors - 0.1% (0.0% of Total Investments)
$ 700 KDC Agribusiness Fairless
Hills LLC (6),(14)
12.000% N/A N/A 9/17/23 N/R $ 700,000
Total Trading Companies & Distributors 700,000
Total Variable Rate Senior Loan Interests
(cost $700,000) 700,000
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
X – CORPORATE BONDS - 0 .0% ( 0 .0 % of Total Investments)
X 78,133
Machinery - 0.0% (0.0% of Total Investments)
$ 357 Columbia Pulp I LLC (6) 16.000% 8/31/23 N/R $ 78,133
Total Machinery 78,133
Total Corporate Bonds
(cost $357,097) 78,133
Total Long-Term Investments
(cost $2,095,242,207) 1,979,098,949
Floating Rate Obligations - (35.3)% (429,176,000)
AMTP Shares, Net- (29.4)%(15) (356,504,395)
Other Assets & Liabilities, Net -  1.7% 21,034,730
Net Assets Applicable to Common Shares - 100% $ 1,214,453,284

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMZ
applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,915,412,144 $ 4,256,013 $ 1,919,668,157
Common Stocks – 58,652,659 – 58,652,659
Variable Rate Senior Loan Interests – – 700,000 700,000
Corporate Bonds – – 78,133 78,133
Total
$ – $ 1,974,064,803 $ 5,034,146 $ 1,979,098,949
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) For fair value measurement disclosure purposes, investment classified as Level 3.
(7) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(9) Principal Amount (000) rounds to less than $1,000.
(10) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(11) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A,
3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue
Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32, Ohio
Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32, Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33,
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor,
Series 2006A, 2.550%, 11/01/41. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH.
Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy
Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(12) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(13) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(14) Senior loan received as part of the bondholder funding agreement during June 2023 for Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A,
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series
2020A-2, 10.000%, 12/01/40, (AMT), 144A, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC
Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31.
(15) AMTP Shares, Net as a percentage of Total Investments is 18.0%
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.